Schedule of Investments (unaudited) September 30, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities — 3.6%
ACE Securities Corp. Home Equity Loan Trust, Series 2007-HE4, Class A2A, (LIBOR USD 1 Month + 0.13%), 2.15%, 05/25/37(a)	USD 49	$13,528
Ajax Mortgage Loan Trust(b):
Series 2017-D, Class A, 3.75%, 12/25/57	145	148,784
Series 2018-B, Class A, 3.75%, 02/26/57(c)	125	125,428
Series 2018-D, Class A, 3.75%, 08/25/58(c)(d)	155	155,917
Series 2018-E, Class A, 4.38%, 06/25/58(d)	97	97,838
Series 2018-F, Class A, 4.38%, 11/25/58(c)(d)	357	359,517
Series 2018-G, Class A, 4.38%, 06/25/57(c)(d)	209	210,554
Series 2018-G, Class B, 5.25%, 06/25/57(c)(d)	100	98,820
Series 2018-G, Class C, 5.25%, 06/25/57(c)	99	94,080
Series 2019-A, Class A, 3.75%, 08/25/57(d)	214	214,171
Series 2019-B, Class A, 3.75%, 01/25/59(d)	363	363,965
Allegro CLO II-S Ltd., Series 2014-1RA, Class A1, (LIBOR USD 3 Month + 1.08%), 3.36%, 10/21/28(a)(b)	250	249,489
Anchorage Capital CLO 5-R Ltd.(a)(b):
Series 2014-5RA, Class B, (LIBOR USD 3 Month + 1.45%), 3.75%, 01/15/30	250	246,037
Series 2014-5RA, Class C, (LIBOR USD 3 Month + 1.85%), 4.15%, 01/15/30	250	246,760
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR, (LIBOR USD 3 Month + 1.27%), 3.57%, 07/15/30(a)(b)	250	249,859
Apidos CLO XII, Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.08%), 3.38%, 04/15/31(a)(b)	500	497,587
Arbor Realty Collateralized Loan Obligation Ltd., Series 2017-FL3, Class A, (LIBOR USD 1 Month + 0.99%), 3.02%, 12/15/27(a)(b)	100	99,959
Arbor Realty Commercial Real Estate Notes Ltd., Series 2017-FL2, Class A, (LIBOR USD 1 Month + 0.99%), 3.02%, 08/15/27(a)(b)	250	249,969
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (LIBOR USD 1 Month + 0.48%), 2.50%, 05/25/35(a)	79	72,600
Avery Point V CLO Ltd., Series 2014-5A, Class AR, (LIBOR USD 3 Month + 0.98%), 3.28%, 07/17/26(a)(b)	181	180,616
Avery Point VI CLO Ltd., Series 2015-6A, Class AR, (LIBOR USD 3 Month + 1.05%), 3.34%, 08/05/27(a)(b)	250	250,254
B2R Mortgage Trust, Series 2015-2, Class A, 3.34%, 11/15/48(b)	25	24,861
Barings CLO Ltd., Series 2018-3A, Class A1, (LIBOR USD 3 Month + 0.95%), 3.23%, 07/20/29(a)(b)	250	249,830
Battalion CLO X Ltd., Series 2016-10A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.53%, 01/24/29(a)(b)	300	300,614
BCMSC Trust(d):
Series 2000-A, Class A2, 7.58%, 06/15/30	53	17,380
Series 2000-A, Class A3, 7.83%, 06/15/30	49	16,670
Series 2000-A, Class A4, 8.29%, 06/15/30	35	12,704
BDS Ltd., Series 2019-FL3, Class A, (LIBOR USD 1 Month + 1.40%), 3.42%, 12/15/35(a)(b)	100	100,216
Bear Stearns Asset-Backed Securities I Trust(a):
Series 2004-HE7, Class M2, (LIBOR USD 1 Month + 1.73%), 3.74%, 08/25/34	3	3,171
Series 2006-HE7, Class 1A2, (LIBOR USD 1 Month + 0.17%), 2.19%, 09/25/36	162	191,101
Series 2007-HE1, Class 21A2, (LIBOR USD 1 Month + 0.16%), 2.18%, 01/25/37	43	42,116

Security	Par (000)	Value

Asset-Backed Securities (continued)
Series 2007-HE2, Class 22A, (LIBOR USD 1 Month + 0.14%), 2.16%, 03/25/37	USD 25	$25,147
Series 2007-HE2, Class 23A, (LIBOR USD 1 Month + 0.14%), 2.16%, 03/25/37	49	52,129
Series 2007-HE3, Class 1A3, (LIBOR USD 1 Month + 0.25%), 2.27%, 04/25/37	85	91,145
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, (LIBOR USD 1 Month + 1.20%), 3.22%, 01/25/36(a)	5	4,781
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class A1R, (LIBOR USD 3 Month + 1.24%), 3.54%, 10/18/29(a)(b)	250	249,745
Carlyle Global Market Strategies CLO Ltd.(a)(b):
Series 2014-1A, Class A1R2, (LIBOR USD 3 Month + 0.97%), 3.27%, 04/17/31	250	247,379
Series 2015-3A, Class A2R, (LIBOR USD 3 Month + 1.60%), 3.86%, 07/28/28	250	249,895
Carlyle US CLO Ltd.,Series 2017-4A, Class A1, (LIBOR USD 3 Month + 1.18%), 3.48%, 01/15/30(a)(b)	250	249,300
Carrington Mortgage Loan Trust(a):
Series 2006-FRE2, Class A2, (LIBOR USD 1 Month + 0.12%), 2.14%, 10/25/36	64	49,771
Series 2006-FRE2, Class A3, (LIBOR USD 1 Month + 0.16%), 2.18%, 10/25/36	53	41,611
Series 2006-NC4, Class A3, (LIBOR USD 1 Month + 0.16%), 2.18%, 10/25/36	79	73,497
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR, (LIBOR USD 3 Month + 1.09%), 3.37%, 10/20/28(a)(b)	250	249,678
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class A1, (LIBOR USD 3 Month + 1.25%), 3.55%, 10/17/30(a)(b)	250	249,952
Cent CLO 24 Ltd., Series 2015-24A, Class A1R, (LIBOR USD 3 Month + 1.07%), 3.37%, 10/15/26(a)(b)	250	249,944
CIFC Funding Ltd.(a)(b):
Series 2013-1A, Class A2R, (LIBOR USD 3 Month + 1.75%), 4.07%, 07/16/30	250	248,586
Series 2014-4RA, Class A1A, (LIBOR USD 3 Month + 1.13%), 3.43%, 10/17/30	250	249,754
Citigroup Mortgage Loan Trust(a):
Series 2007-AHL2, Class A3B, (LIBOR USD 1 Month + 0.20%), 2.22%, 05/25/37	207	150,766
Series 2007-AHL2, Class A3C, (LIBOR USD 1 Month + 0.27%), 2.29%, 05/25/37	94	68,983
Conseco Finance Corp.:
Series 1998-8, Class A1, 6.28%, 09/01/30	20	20,918
Series 1998-8, Class M1, 6.98%, 09/01/30(d)	58	51,940
Series 2001-D, Class B1, (LIBOR USD 1 Month + 2.50%), 4.53%, 11/15/32(a)	108	104,549
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 09/01/29(d)	31	13,230
Series 2000-4, Class A5, 7.97%, 05/01/32	95	38,301
Series 2000-4, Class A6, 8.31%, 05/01/32(d)	42	17,911
Series 2000-5, Class A6, 7.96%, 05/01/31	39	21,332
Countrywide Asset-Backed Certificates:
Series 2006-8, Class 2A3, (LIBOR USD 1 Month + 0.16%), 2.18%, 12/25/35(a)	41	40,964
Series 2006-S3, Class A4, 6.63%, 01/25/29(e)	15	16,383
Series 2006-SPS1, Class A, (LIBOR USD 1 Month + 0.22%), 2.24%, 12/25/25(a)	2	2,670

1

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-MH29, Class B1, 8.10%, 09/25/31(d)	USD 30	$32,062
Credit-Based Asset Servicing & Securitization LLC, Series 2006-MH1, Class B1, 6.25%, 10/25/36(b)(e)	100	103,159
CWABS Asset-Backed Certificates Trust, Series 2005-17, Class 1AF4, 6.05%, 05/25/36(e)	39	39,732
CWHEQ Home Equity Loan Trust, Series 2006-S5, Class A5, 6.16%, 06/25/35	15	16,736
CWHEQ Revolving Home Equity Loan Resuritization Trust(a)(b):
Series 2006-RES, Class 4Q1B, (LIBOR USD 1 Month + 0.30%), 2.33%, 12/15/33	26	24,637
Series 2006-RES, Class 5B1A, (LIBOR USD 1 Month + 0.19%), 2.22%, 05/15/35	115	108,585
CWHEQ Revolving Home Equity Loan Trust(a):
Series 2005-B, Class 2A, (LIBOR USD 1 Month + 0.18%), 2.21%, 05/15/35	14	13,905
Series 2006-H, Class 1A, (LIBOR USD 1 Month + 0.15%), 2.18%, 11/15/36	27	22,920
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44(b)(c)	277	277,681
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (LIBOR USD 3 Month + 1.12%), 3.42%, 01/15/31(a)(b)	280	278,919
First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M2, (LIBOR USD 1 Month + 0.40%), 2.42%, 01/25/36(a)	40	25,262
Flatiron CLO Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.89%), 3.19%, 04/15/27(a)(b)	237	236,804
GSAMP Trust(a):
Series 2007-H1, Class A1B, (LIBOR USD 1 Month + 0.20%), 2.22%, 01/25/47	28	17,136
Series 2007-HS1, Class M6, (LIBOR USD 1 Month + 2.25%), 4.27%, 02/25/47	25	25,886
Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class AR, (LIBOR USD 3 Month + 1.08%), 3.36%, 07/25/27(a)(b)	250	249,726
Home Equity Asset Trust, Series 2007-1, Class 2A3, (LIBOR USD 1 Month + 0.15%), 2.17%, 05/25/37(a)	40	33,352
Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-B, Class 2A3, (LIBOR USD 1 Month + 0.20%), 2.22%, 07/25/37(a)	74	50,145
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36(e)	158	46,941
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, (LIBOR USD 1 Month + 0.72%), 2.75%, 04/15/36(a)	36	33,235
ICG US CLO Ltd., Series 2015-1A, Class A1R, (LIBOR USD 3 Month + 1.14%), 3.44%, 10/19/28(a)(b)	250	249,492
Invitation Homes Trust, Series 2018-SFR3, Class E, (LIBOR USD 1 Month + 2.00%), 4.02%, 07/17/37(a)(b)	100	100,160
IXIS Real Estate Capital Trust, Series 2007-HE1, Class A4, (LIBOR USD 1 Month + 0.23%), 2.25%, 05/25/37(a)	689	239,364
Legacy Mortgage Asset Trust(b):
Series 2019-GS2, Class A1, 3.75%, 01/25/59(e)	37	37,682
Series 2019-SL1, Class A, 4.00%, 12/28/54(d)	141	141,572

Security	Par (000)	Value

Asset-Backed Securities (continued)
Lehman ABS Manufactured Housing Contract Trust:
Series 2001-B, Class M1, 6.63%, 04/15/40(d)	USD 118	$124,646
Series 2002-A, Class C, 0.00%, 06/15/33	8	6,509
Litigation Fee Residual Funding LLC, Series 2015-1, 4.00%, 10/30/27(c)	98	97,893
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, (LIBOR USD 1 Month + 1.13%), 3.16%, 05/15/28(a)(b)	100	100,075
Long Beach Mortgage Loan Trust(a):
Series 2006-2, Class 1A, (LIBOR USD 1 Month + 0.18%), 2.20%, 03/25/46	93	75,454
Series 2006-5, Class 2A3, (LIBOR USD 1 Month + 0.15%), 2.17%, 06/25/36	27	14,428
Series 2006-7, Class 2A3, (LIBOR USD 1 Month + 0.16%), 2.18%, 08/25/36	17	9,414
Series 2006-9, Class 2A2, (LIBOR USD 1 Month + 0.11%), 2.13%, 10/25/36	21	9,008
Series 2006-10, Class 2A4, (LIBOR USD 1 Month + 0.22%), 2.24%, 11/25/36	15	7,104
Madison Park Funding XVIII Ltd., Series 2015-18A, Class A1R, (LIBOR USD 3 Month + 1.19%), 3.47%, 10/21/30(a)(b)	250	250,123
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (LIBOR USD 1 Month + 0.24%), 2.26%, 05/25/37(a)	24	17,903
Morgan Stanley ABS Capital I, Inc. Trust(a):
Series 2005-HE1, Class A2MZ, (LIBOR USD 1 Month + 0.60%), 2.62%, 12/25/34	78	78,156
Series 2007-NC1, Class A1, (LIBOR USD 1 Month + 0.13%), 2.15%, 11/25/36	193	116,215
Morgan Stanley Mortgage Loan Trust, Series 2007-9SL, Class A, (LIBOR USD 1 Month + 0.32%), 2.34%, 07/25/37(a)	18	17,148
MP CLO VIII Ltd., Series 2015-2A, Class AR, (LIBOR USD 3 Month + 0.91%), 3.17%, 10/28/27(a)(b)	250	250,005
Navient Private Education Loan Trust, Series 2014-CTA, Class B, (LIBOR USD 1 Month + 1.75%), 3.78%, 10/17/44(a)(b)	250	252,545
Oakwood Mortgage Investors, Inc., Series 2001-D, Class A4, 6.93%, 09/15/31(d)	12	10,117
OCP CLO Ltd., Series 2016-12A, Class A1R, (LIBOR USD 3 Month + 1.12%), 3.42%, 10/18/28(a)(b)	100	100,069
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.19%), 3.47%, 01/20/31(a)(b)	250	249,328
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.02%), 3.32%, 07/17/30(a)(b)	305	301,165
OFSI Fund VI Ltd., Series 2014-6A, Class A2R, (LIBOR USD 3 Month + 1.13%), 3.43%, 03/20/25(a)(b)	210	209,706
OHA Loan Funding Ltd., Series 2013-2A, Class AR, (LIBOR USD 3 Month + 1.04%), 3.19%, 05/23/31(a)(b)	285	283,679
Option One Mortgage Loan Trust:
Series 2007-CP1, Class 2A3, (LIBOR USD 1 Month + 0.21%), 2.23%, 03/25/37(a)	40	27,655
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(e)	40	38,361
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(e)	48	47,292

2

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Series 2007-FXD2, Class 1A1, 5.82%, 03/25/37(e)	USD 177	$180,953
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, (LIBOR USD 1 Month + 1.20%), 3.23%, 10/15/37(a)(b)(c)	31	30,969
Ownit Mortgage Loan Trust, Series 2006-2, Class A2C, 6.00%, 01/25/37(e)	30	29,017
OZLM Funding III Ltd., Series 2013-3A, Class BR, (LIBOR USD 3 Month + 3.00%), 5.28%, 01/22/29(a)(b)	250	249,956
OZLM Funding IV Ltd., Series 2013-4A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.53%, 10/22/30(a)(b)	495	492,192
OZLM XXI Ltd., Series 2017-21A, Class B, (LIBOR USD 3 Month + 1.90%), 4.18%, 01/20/31(a)(b)	250	242,540
Parallel Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.85%), 3.13%, 07/20/27(a)(b)	250	249,742
PRPM LLC, Series 2017-1A, Class A1, 4.25%, 01/25/22(b)(e)	13	13,123
Regatta VI Funding Ltd., Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.08%), 3.36%, 07/20/28(a)(b)	250	249,579
Rockford Tower CLO Ltd., Series 2017-1A, Class B, (LIBOR USD 3 Month + 1.80%), 4.10%, 04/15/29(a)(b)	250	249,116
Scholar Funding Trust, Series 2013-A, Class A, (LIBOR USD 1 Month + 0.65%), 2.69%, 01/30/45(a)(b)	191	189,635
Securitized Asset-Backed Receivables LLC Trust, Series 2006-WM4, Class A1, (LIBOR USD 1 Month + 0.19%), 2.21%, 11/25/36(a)(b)	41	24,219
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, (LIBOR USD 1 Month + 0.16%), 2.18%, 07/25/36(a)	17	5,285
Silver Creek CLO Ltd., Series 2014-1A, Class AR, (LIBOR USD 3 Month + 1.24%), 3.52%, 07/20/30(a)(b)	250	250,038
SLM Private Credit Student Loan Trust(a):
Series 2004-B, Class A3, (LIBOR USD 3 Month + 0.33%), 2.45%, 03/15/24	105	104,769
Series 2005-A, Class A3, (LIBOR USD 3 Month + 0.20%), 2.32%, 06/15/23	28	28,246
Sound Point CLO XIV Ltd., Series 2016-3A, Class C, (LIBOR USD 3 Month + 2.65%), 4.91%, 01/23/29(a)(b)	250	250,632
Structured Asset Investment Loan Trust, Series 2004-8, Class M4, (LIBOR USD 1 Month + 1.50%), 3.52%, 09/25/34(a)	40	39,955
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, (LIBOR USD 1 Month + 0.30%), 2.32%, 01/25/35(a)	52	52,000
Symphony CLO XII Ltd., Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.03%), 3.33%, 10/15/25(a)(b)	288	288,039
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (LIBOR USD 3 Month + 0.88%), 3.18%, 04/15/28(a)(b)	250	248,886
TCI-Flatiron CLO Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.20%), 3.32%, 11/18/30(a)(b)	250	249,726
Venture 35 CLO Ltd., Series 2018-35A, Class AS, (LIBOR USD 3 Month + 1.15%), 3.43%, 10/22/31(a)(b)	250	249,733

Security	Par (000)	Value

Asset-Backed Securities (continued)
Voya CLO Ltd., Series 2019-1A, Class A, (LIBOR USD 3 Month + 1.17%), 3.81%, 04/15/29(a)(b)	USD 225	$224,996
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, (LIBOR USD 1 Month + 0.13%), 2.15%, 07/25/37(a)(b)	58	54,194
Washington Mutual Asset-Backed CertificatesTrust, Series 2007-HE2, Class 2A2, (LIBOR USD 1 Month + 0.22%), 2.24%, 02/25/37(a)	92	38,216

Total Asset-Backed Securities — 3.6% (Cost: $17,733,151)		17,699,503

	Shares

Common Stocks — 59.4%

Aerospace & Defense — 1.7%
Boeing Co. (The)	2,024	770,071
HEICO Corp.	765	95,533
HEICO Corp., Class A	408	39,703
L3Harris Technologies, Inc.	772	161,070
Lockheed Martin Corp.	10,842	4,229,030
Northrop Grumman Corp.	2,726	1,021,678
Parsons Corp.(f)	1,293	42,643
Raytheon Co.	5,924	1,162,230
Teledyne Technologies, Inc.(f)(g)	2,105	677,789
United Technologies Corp.	1	136

		8,199,883

Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.(g)	10,941	927,578

Airlines — 0.0%
Alaska Air Group, Inc.	2,808	182,267

Auto Components — 0.1%
Dana, Inc.	10,228	147,692
Gentex Corp.	1,928	53,087
Goodyear Tire & Rubber Co. (The)	18,626	268,308

		469,087

Automobiles — 0.2%
Ford Motor Co.	83,483	764,705
Tesla, Inc.(f)	1,114	268,329

		1,033,034

Banks — 2.3%
Bank of America Corp.	71,368	2,081,805
Citigroup, Inc.	1,271	87,801
Citizens Financial Group, Inc.	43,289	1,531,132
Comerica, Inc.	752	49,624
Cullen/Frost Bankers, Inc.(g)	2,438	215,885
East West Bancorp, Inc.(g)	8,092	358,395
First Citizens BancShares, Inc., Class A	74	34,895
First Hawaiian, Inc.	2,933	78,311
First Horizon National Corp.	6,275	101,655
JPMorgan Chase & Co.	30,442	3,582,719
SunTrust Banks, Inc.	1,234	84,899
Texas Capital Bancshares, Inc.(f)	592	32,353
US Bancorp	4,850	268,399
Webster Financial Corp.	938	43,964
Wells Fargo & Co.	31,455	1,586,590
Western Alliance Bancorp(f)	20,479	943,672
Zions Bancorp(g)	1,033	45,989

		11,128,088

3

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Beverages — 0.7%
Molson Coors Brewing Co., Class B(g)	1,814	$104,305
Monster Beverage Corp.(f)	13,030	756,522
PepsiCo, Inc.	18,235	2,500,018

		3,360,845

Biotechnology — 2.1%
AbbVie, Inc.	25,171	1,905,948
Amgen, Inc.	6,005	1,162,028
Biogen, Inc.(f)	2,882	670,987
Celgene Corp.(f)	7,355	730,352
Gilead Sciences, Inc.	63,380	4,017,024
Incyte Corp.(f)	753	55,895
Regeneron Pharmaceuticals, Inc.(f)	3,962	1,099,059
Vertex Pharmaceuticals, Inc.(f)	2,936	497,417

		10,138,710

Building Products — 0.5%
Allegion plc	21,736	2,252,936
Resideo Technologies, Inc.(f)	8,764	125,764

		2,378,700

Capital Markets — 1.4%
Charles Schwab Corp. (The)	28,767	1,203,324
CME Group, Inc.	4,966	1,049,514
Evercore, Inc., Class A	2,830	226,683
FactSet Research Systems, Inc.	999	242,727
Intercontinental Exchange, Inc.	12,342	1,138,796
Morgan Stanley	42,691	1,821,625
TD Ameritrade Holding Corp.	22,427	1,047,341

		6,730,010

Chemicals — 0.8%
Air Products & Chemicals, Inc.(g)	9,521	2,112,329
CF Industries Holdings, Inc.	1,199	58,991
Ecolab, Inc.	5,472	1,083,675
LyondellBasell Industries NV, Class A	5,706	510,516

		3,765,511

Commercial Services & Supplies — 0.1%
ADT, Inc.(g)	11,984	75,140
Waste Management, Inc.	4,078	468,970

		544,110

Communications Equipment — 0.7%
Ciena Corp.(f)	8,827	346,283
Cisco Systems, Inc.	63,185	3,121,971

		3,468,254

Construction & Engineering — 0.1%
AECOM(f)	1,457	54,725
Fluor Corp.	7,925	151,605
MasTec, Inc.(f)	5,508	357,635

		563,965

Consumer Finance — 1.1%
Ally Financial, Inc.	16,406	544,023
American Express Co.	23,802	2,815,301
Capital One Financial Corp.	10,593	963,751
Discover Financial Services	11,344	919,885

		5,242,960

Containers & Packaging — 0.2%
Westrock Co.	29,101	1,060,732

Diversified Consumer Services — 0.1%
frontdoor, Inc.(f)	4,812	233,719
H&R Block, Inc.(g)	7,023	165,883

		399,602

Security	Shares	Value

Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc., Class B(f)	29,566	$6,150,319

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	41,796	1,581,561
CenturyLink, Inc.	22,587	281,886
Verizon Communications, Inc.	56,540	3,412,754

		5,276,201

Electric Utilities — 1.2%
Alliant Energy Corp.	5,354	288,741
IDACORP, Inc.	7,719	869,700
OGE Energy Corp.	11,962	542,836
Pinnacle West Capital Corp.	11,604	1,126,400
Xcel Energy, Inc.	42,586	2,763,405

		5,591,082

Electrical Equipment — 0.6%
AMETEK, Inc.	15,720	1,443,410
Generac Holdings, Inc.(f)(g)	10,910	854,689
Hubbell, Inc.	3,809	500,503

		2,798,602

Electronic Equipment, Instruments & Components — 0.4%
CDW Corp.	5,794	714,053
National Instruments Corp.	34,303	1,440,383

		2,154,436

Energy Equipment & Services — 0.1%
Halliburton Co.	5,097	96,078
Patterson-UTI Energy, Inc.	15,327	131,046
Transocean Ltd.(f)	67,461	301,551

		528,675

Entertainment — 0.7%
Electronic Arts, Inc.(f)	2,668	260,984
Live Nation Entertainment, Inc.(f)	4,321	286,655
Netflix, Inc.(f)	3,098	829,087
Spotify Technology SA(f)	2,017	229,938
Take-Two Interactive Software, Inc.(f)	1,166	146,146
Viacom, Inc., Class A	1,155	30,330
Viacom, Inc., Class B	37,382	898,290
Walt Disney Co. (The)	3,365	438,527
Zynga, Inc., Class A(f)	64,064	372,852

		3,492,809

Equity Real Estate Investment Trusts (REITs) — 2.1%
American Tower Corp.	390	86,241
Boston Properties, Inc.	981	127,196
Host Hotels & Resorts, Inc.	13,359	230,977
Invitation Homes, Inc.	25,363	750,998
Lamar Advertising Co., Class A	451	36,950
Outfront Media, Inc.	34,760	965,633
Park Hotels & Resorts, Inc.	44,050	1,099,929
Prologis, Inc.	35,617	3,035,281
RLJ Lodging Trust	35,272	599,271
SBA Communications Corp.(f)	3,034	731,649
Simon Property Group, Inc.	15,632	2,433,121

		10,097,246

Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	5,972	1,720,593
Performance Food Group Co.(f)	22,009	1,012,634
Walmart, Inc.	16,752	1,988,127

		4,721,354

4

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products — 0.8%
General Mills, Inc.	29,312	$1,615,677
Hershey Co. (The)	14,955	2,317,876

		3,933,553

Gas Utilities — 0.2%
Southwest Gas Holdings, Inc.	9,311	847,673

Health Care Equipment & Supplies — 1.3%
Danaher Corp.	12,695	1,833,539
Hologic, Inc.(f)	10,690	539,738
IDEXX Laboratories, Inc.(f)	1,319	358,676
Medtronic plc	12,092	1,313,433
Penumbra, Inc.(f)	746	100,329
Stryker Corp.	10,632	2,299,702

		6,445,417

Health Care Providers & Services — 1.7%
AmerisourceBergen Corp.	11,733	965,978
Anthem, Inc.	8,397	2,016,120
Chemed Corp.	689	287,706
Cigna Corp.	6,850	1,039,761
CVS Health Corp.	29,369	1,852,303
UnitedHealth Group, Inc.	8,104	1,761,161
WellCare Health Plans, Inc.(f)	523	135,546

		8,058,575

Health Care Technology — 0.4%
Veeva Systems, Inc., Class A(f)	12,454	1,901,601

Hotels, Restaurants & Leisure — 1.5%
Boyd Gaming Corp.(g)	4,925	117,954
Darden Restaurants, Inc.	20,593	2,434,504
Domino’s Pizza, Inc.	1,604	392,322
Extended Stay America, Inc.	50,017	732,249
International Game Technology plc(g)	4,730	67,213
Las Vegas Sands Corp.	8,942	516,490
McDonald’s Corp.	7,661	1,644,893
Penn National Gaming, Inc.(f)	6,379	118,809
Planet Fitness, Inc., Class A(f)	3,686	213,309
Royal Caribbean Cruises Ltd.	5,471	592,673
Six Flags Entertainment Corp.	830	42,156
Texas Roadhouse, Inc.	3,386	177,833
Yum! Brands, Inc.	1,492	169,238

		7,219,643

Household Durables — 0.1%
DR Horton, Inc.	10,125	533,689
Garmin Ltd.	341	28,879

		562,568

Household Products — 0.8%
Church & Dwight Co., Inc.	22,890	1,722,244
Kimberly-Clark Corp.	4,942	702,011
Procter & Gamble Co. (The)	13,589	1,690,200

		4,114,455

Industrial Conglomerates — 0.6%
3M Co.	163	26,797
Honeywell International, Inc.	10,151	1,717,549
Roper Technologies, Inc.	2,885	1,028,791

		2,773,137

Insurance — 2.1%
Aflac, Inc.	2,096	109,663
Allstate Corp. (The)	12,126	1,317,854
Arthur J Gallagher & Co.	8,997	805,861
Brown & Brown, Inc.	4,087	147,377
Cincinnati Financial Corp.	5,340	623,018

Security	Shares	Value

Insurance (continued)
First American Financial Corp.	21,745	$1,283,173
Globe Life, Inc.	8,498	813,769
Lincoln National Corp.	9,067	546,921
Mercury General Corp.	710	39,675
MetLife, Inc.	6,890	324,932
Progressive Corp. (The)	2,829	218,540
Prudential Financial, Inc.	28,407	2,555,210
Travelers Cos., Inc. (The)	5,024	747,019
Unum Group	11,381	338,243
WR Berkley Corp.	3,693	266,745

		10,138,000

Interactive Media & Services — 2.5%
Alphabet, Inc., Class A(f)	1,906	2,327,493
Alphabet, Inc., Class C(f)	3,175	3,870,325
Facebook, Inc., Class A(f)	28,561	5,086,143
Match Group, Inc.	1,320	94,301
Pinterest, Inc., Class A(f)(g)	13,434	355,329
Yelp, Inc.(f)	6,769	235,223

		11,968,814

Internet & Direct Marketing Retail — 2.0%(f)
Amazon.com, Inc.	5,565	9,660,339
Etsy, Inc.	1,098	62,037

		9,722,376

IT Services — 3.5%
Accenture plc, Class A	3,669	705,732
Amdocs Ltd.	13,344	882,172
Automatic Data Processing, Inc.(g)	19,857	3,205,317
Booz Allen Hamilton Holding Corp.	4,921	349,489
Fidelity National Information Services, Inc.	1,671	221,842
GoDaddy, Inc., Class A(f)	14,510	957,370
International Business Machines Corp.	511	74,310
Mastercard, Inc., Class A	21,052	5,717,092
Paychex, Inc.	26,500	2,193,405
Square, Inc., Class A(f)	5,958	369,098
Visa, Inc., Class A	14,123	2,429,297

		17,105,124

Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc.	464	135,149

Machinery — 1.6%
Crane Co.	14,973	1,207,273
Cummins, Inc.	1,667	271,171
IDEX Corp.	2,778	455,259
Ingersoll-Rand plc	1,270	156,477
Oshkosh Corp.	12,964	982,671
PACCAR, Inc.	49,436	3,461,014
Parker-Hannifin Corp	2,105	380,184
Snap-on, Inc.	3,890	608,940

		7,522,989

Media — 1.1%
AMC Networks, Inc., Class A(f)	10,104	496,713
Comcast Corp., Class A	34,409	1,551,158
Discovery, Inc., Class A(f)	2,438	64,924
Interpublic Group of Cos., Inc. (The)	115,539	2,491,021
Liberty Media Corp.-Liberty SiriusXM, Class A(f)	880	36,581
Sinclair Broadcast Group, Inc., Class A	6,763	289,051
Sirius XM Holdings, Inc.(g)	34,115	213,389

		5,142,837

Metals & Mining — 0.1%
Alcoa Corp.(f)	12,775	256,394
Freeport-McMoRan, Inc.	25,826	247,155

5

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Steel Dynamics, Inc.	950	$28,310

		531,859

Multiline Retail — 0.3%
Dollar General Corp.	6,392	1,015,944
Target Corp.	4,723	504,936

		1,520,880

Multi-Utilities — 0.6%
Avista Corp.	3,023	146,434
Consolidated Edison, Inc.	18,484	1,746,183
DTE Energy Co.	9,079	1,207,144

		3,099,761

Oil, Gas & Consumable Fuels — 2.0%
Chevron Corp.	9,044	1,072,618
ConocoPhillips	33,591	1,914,015
Continental Resources, Inc.(f)	5,186	159,677
EOG Resources, Inc.	13,661	1,013,919
Exxon Mobil Corp.	38,557	2,722,510
Marathon Oil Corp.	4,058	49,792
Marathon Petroleum Corp.	4,872	295,974
Phillips 66	7,202	737,485
Suncor Energy, Inc.(g)	18,471	583,314
Valero Energy Corp.(g)	6,686	569,915
Williams Cos., Inc. (The)	30,172	725,938

		9,845,157

Paper & Forest Products — 0.0%
Domtar Corp.	6,826	244,439

Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A(g)	6,214	1,236,275

Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.(g)	37,890	1,921,402
Eli Lilly & Co.	2,460	275,102
Johnson & Johnson	40,291	5,212,850
Merck & Co., Inc.	26,530	2,233,295
Pfizer, Inc.	24,656	885,890
Zoetis, Inc.	12,617	1,571,952

		12,100,491

Professional Services — 0.5%
CoStar Group, Inc.(f)	1,705	1,011,406
FTI Consulting, Inc.(f)	298	31,585
Insperity, Inc.	5,311	523,771
Robert Half International, Inc.	10,037	558,660
TriNet Group, Inc.(f)	4,444	276,372

		2,401,794

Road & Rail — 0.3%
CSX Corp.	1,328	91,991
Landstar System, Inc.(g)	6,608	743,929
Lyft, Inc., Class A(f)	9,585	391,451
Ryder System, Inc.	2,564	132,738
Uber Technologies, Inc.(f)(g)	7,405	225,630

		1,585,739

Semiconductors & Semiconductor Equipment — 2.1%
Applied Materials, Inc.	33,716	1,682,428
Broadcom, Inc.	1,343	370,762
Cirrus Logic, Inc.(f)	12,018	643,925
Cypress Semiconductor Corp.	3,791	88,482
Intel Corp.	41,716	2,149,626
Lam Research Corp.	1,404	324,478
NVIDIA Corp.	13,311	2,317,046
QUALCOMM, Inc.	7,880	601,086

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	16,290	$2,105,320
Xilinx, Inc.	1,397	133,972

		10,417,125

Software — 4.3%
Adobe, Inc.(f)	8,719	2,408,624
Dropbox, Inc., Class A(f)	7,941	160,170
Intuit, Inc.	5,238	1,392,994
Manhattan Associates, Inc.(f)	1,544	124,554
Microsoft Corp.	81,883	11,384,194
Oracle Corp.	6,714	369,471
Paylocity Holding Corp.(f)	2,413	235,461
salesforce.com, Inc.(f)	19,817	2,941,635
ServiceNow, Inc.(f)	7,199	1,827,466
Workday, Inc., Class A(f)	1,005	170,810

		21,015,379

Specialty Retail — 0.9%
AutoZone, Inc.(f)	657	712,595
CarMax, Inc.(f)	464	40,832
Home Depot, Inc. (The)	12,747	2,957,559
Ross Stores, Inc.	6,889	756,757
Tractor Supply Co.	1,453	131,409

		4,599,152

Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.	48,057	10,763,326
HP, Inc.	53,271	1,007,887
NetApp, Inc.	1,560	81,916
Pure Storage, Inc., Class A(f)(g)	5,104	86,462

		11,939,591

Textiles, Apparel & Luxury Goods — 0.4%
Lululemon Athletica, Inc.(f)	7,352	1,415,481
NIKE, Inc., Class B	7,444	699,140

		2,114,621

Thrifts & Mortgage Finance — 0.1%
Essent Group Ltd.(f)	2,437	116,172
LendingTree, Inc.(f)	215	66,742
MGIC Investment Corp.	10,834	136,292

		319,206

Tobacco — 0.4%
Altria Group, Inc.	28,274	1,156,407
British American Tobacco plc, ADR	1	37
Philip Morris International, Inc.	10,292	781,471

		1,937,915

Trading Companies & Distributors — 0.2%
GATX Corp.(g)	12,060	935,012

Water Utilities — 0.7%
American Water Works Co., Inc.	25,829	3,208,737

Wireless Telecommunication Services — 0.2%
Telephone & Data Systems, Inc.	24,000	619,200
United States Cellular Corp.(f)	6,242	234,574

		853,774

Total Common Stocks — 59.4% (Cost: $271,990,087)		287,902,878

6

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds — 12.6%

Aerospace & Defense — 0.5%
BAE Systems Holdings, Inc.(b):
2.85%, 12/15/20	USD 18	$18,067
3.85%, 12/15/25	100	105,144
4.75%, 10/07/44	8	9,381
Boeing Co. (The):
3.25%, 02/01/35	23	23,833
3.38%, 06/15/46	13	13,040
3.85%, 11/01/48	34	37,026
3.83%, 03/01/59	20	21,321
General Dynamics Corp., 3.75%, 05/15/28	42	46,744
L3Harris Technologies, Inc.:
2.70%, 04/27/20	39	39,078
3.85%, 06/15/23(b)	210	221,202
3.85%, 12/15/26(b)	125	134,278
4.40%, 06/15/28	150	168,516
4.40%, 06/15/28(b)	15	16,852
4.85%, 04/27/35	2	2,368
5.05%, 04/27/45	55	69,008
Lockheed Martin Corp.:
3.55%, 01/15/26	23	24,659
3.60%, 03/01/35	253	273,503
3.80%, 03/01/45	7	7,797
Northrop Grumman Corp.:
2.93%, 01/15/25	130	134,010
3.25%, 01/15/28	179	187,860
3.85%, 04/15/45	43	47,411
4.03%, 10/15/47	15	17,014
Raytheon Co.:
7.20%, 08/15/27	20	26,696
7.00%, 11/01/28	89	117,884
4.20%, 12/15/44	20	23,752
Textron, Inc.:
3.65%, 03/15/27	35	36,521
3.90%, 09/17/29	72	77,092
United Technologies Corp.:
1.95%, 11/01/21	200	199,842
4.13%, 11/16/28	161	182,153
5.40%, 05/01/35	22	28,112
6.13%, 07/15/38	61	83,840
4.50%, 06/01/42	107	128,138

		2,522,142

Air Freight & Logistics — 0.0%
FedEx Corp.:
3.90%, 02/01/35	20	20,461
3.88%, 08/01/42	75	72,437
United Parcel Service, Inc.:
3.40%, 03/15/29	49	52,433
2.50%, 09/01/29	67	66,744
4.25%, 03/15/49	2	2,311

		214,386

Airlines — 0.3%
Air Canada Pass-Through Trust(b):
Series 2015-2, Class B, 5.00%, 12/15/23	22	22,557
Series 2017-1, Class AA, 3.30%, 01/15/30	19	19,570
American Airlines Group, Inc., 4.63%, 03/01/20(b)	91	91,569
American Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.38%, 10/01/22	1	1,246
Series 2015-1, Class B, 3.70%, 05/01/23	13	12,917
Series 2015-2, Class B, 4.40%, 09/22/23	91	94,377
Series 2016-1, Class B, 5.25%, 01/15/24	59	63,172
Series 2017-1, Class B, 4.95%, 02/15/25	22	23,247

Security	Par (000)	Value

Airlines (continued)
Series 2017-2, Class B, 3.70%, 10/15/25	USD 22	$22,596
Series 2016-3, Class B, 3.75%, 10/15/25	1	881
Series 2015-2, Class AA, 3.60%, 09/22/27	14	14,870
Series 2019-1, Class B, 3.85%, 02/15/28	75	75,755
Series 2016-2, Class AA, 3.20%, 06/15/28	32	32,396
Series 2016-3, Class AA, 3.00%, 10/15/28	49	50,242
Series 2017-1, Class AA, 3.65%, 02/15/29	23	24,210
Series 2017-2, Class AA, 3.35%, 10/15/29	23	23,369
Series 2019-1, Class AA, 3.15%, 02/15/32	70	71,898
Delta Air Lines Pass-Through Trust, Series 2019-1, Class AA, 3.20%, 04/25/24	70	73,129
Delta Air Lines, Inc., 2.88%, 03/13/20	338	338,722
Gol Finance, Inc., 7.00%, 01/31/25(b)	36	35,106
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 03/15/27(b)	47	43,836
United Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.75%, 04/11/22	11	11,532
Series 2014-2, Class B, 4.63%, 09/03/22	7	7,105
Series 2016-2, Class B, 3.65%, 10/07/25	5	5,027
Series 2016-1, Class B, 3.65%, 01/07/26	2	1,771
Series 2018-1, Class B, 4.60%, 03/01/26	23	23,944
Series 2015-1, Class AA, 3.45%, 12/01/27	14	14,255
Series 2019-2, Class B, 3.50%, 05/01/28	34	34,056
Series 2016-1, Class AA, 3.10%, 07/07/28	4	4,579
Series 2016-2, Class AA, 2.88%, 10/07/28	27	27,097
Series 2018-1, Class AA, 3.50%, 03/01/30	10	10,022
Series 2019-2, Class AA, 2.70%, 05/01/32	35	34,903
US Airways Pass-Through Trust:
Series 2012-2, Class B, 6.75%, 06/03/21	3	3,676
Series 2013-1, Class B, 5.38%, 11/15/21	8	8,550

		1,322,182

Automobiles — 0.2%
Daimler Finance North America LLC, 3.10%, 05/04/20(b)	150	150,867
General Motors Co.:
5.00%, 04/01/35	21	21,079
6.60%, 04/01/36	35	40,101
6.25%, 10/02/43	13	14,242
5.40%, 04/01/48	18	18,030
Hyundai Capital America(b):
2.55%, 04/03/20	402	402,879
3.95%, 02/01/22	120	123,227
Volkswagen Group of America Finance LLC,
4.75%, 11/13/28(b)	200	222,491

		992,916

Banks — 3.1%
ABN AMRO Bank NV, 2.65%, 01/19/21(b)	235	236,041
Banco Santander SA, 2.71%, 06/27/24	400	404,391
Bank of America Corp.:
2.63%, 10/19/20	15	15,095
(LIBOR USD 3 Month + 0.66%), 2.37%, 07/21/21(a)	230	230,363
(LIBOR USD 3 Month + 0.63%), 2.33%, 10/01/21(a)	450	450,504
(LIBOR USD 3 Month + 0.63%), 3.50%, 05/17/22(a)	78	79,547
3.30%, 01/11/23	40	41,327
(LIBOR USD 3 Month + 1.16%), 3.12%, 01/20/23(a)	3	3,060
(LIBOR USD 3 Month + 0.93%), 2.82%, 07/21/23(a)	75	76,140
4.13%, 01/22/24	5	5,381
4.00%, 04/01/24	8	8,576
4.20%, 08/26/24	35	37,541

7

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.00%, 01/22/25	USD 10	$10,618
(LIBOR USD 3 Month + 0.97%), 3.46%, 03/15/25(a)	82	85,453
3.88%, 08/01/25	8	8,622
(LIBOR USD 3 Month + 0.81%), 3.37%, 01/23/26(a)	8	8,321
4.45%, 03/03/26	188	204,881
(LIBOR USD 3 Month + 1.06%), 3.56%, 04/23/27(a)	6	6,329
Series L, 4.18%, 11/25/27	6	6,477
(LIBOR USD 3 Month + 1.58%), 3.82%, 01/20/28(a)	207	222,203
Series FF, (LIBOR USD 3 Month + 2.93%), 5.87%(a)(h)	85	91,800
(LIBOR USD 3 Month + 1.51%), 3.71%, 04/24/28(a)	275	292,484
(LIBOR USD 3 Month + 1.37%), 3.59%, 07/21/28(a)	24	25,338
(LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/28(a)	451	471,025
(LIBOR USD 3 Month + 1.07%), 3.97%, 03/05/29(a)	102	110,518
(LIBOR USD 3 Month + 1.31%), 4.27%, 07/23/29(a)	16	17,798
(LIBOR USD 3 Month + 1.21%), 3.97%, 02/07/30(a)	65	71,033
Bank of Montreal:
3.10%, 07/13/20	2	2,017
Series D, 3.10%, 04/13/21	16	16,275
1.90%, 08/27/21	3	2,996
2.90%, 03/26/22	24	24,461
Series E, 3.30%, 02/05/24	5	5,203
2.50%, 06/28/24	17	17,180
Barclays plc, (LIBOR USD 3 Month + 1.61%), 3.93%, 05/07/25(a)	380	392,758
BNP Paribas SA:
5.00%, 01/15/21	10	10,371
3.50%, 03/01/23(b)	200	206,428
(USD Swap Semi 5 Year + 5.15%), 7.38%(a)(b)(h)	200	223,500
Citibank NA:
3.40%, 07/23/21	270	276,342
3.65%, 01/23/24	500	530,283
Citigroup, Inc.:
(LIBOR USD 3 Month + 0.90%), 3.35%, 04/24/25(a)	14	14,506
4.40%, 06/10/25	53	57,049
4.45%, 09/29/27	75	81,831
(LIBOR USD 3 Month + 1.56%), 3.89%, 01/10/28(a)	103	110,329
(LIBOR USD 3 Month + 1.39%), 3.67%, 07/24/28(a)	290	307,008
8.13%, 07/15/39	1	1,639
4.65%, 07/23/48	1	1,224
Citizens Bank NA, 2.25%, 03/02/20	277	277,086
Credit Agricole SA, (USD Swap Semi 5 Year + 6.19%), 8.12%(a)(b)(h)	200	235,250
Danske Bank A/S, 3.88%, 09/12/23(b)	220	228,084
Fifth Third Bancorp, 3.65%, 01/25/24	40	42,165
HSBC Holdings plc(a):
(USD Swap Rate 5 Year + 3.75%), 6.00%(h)	200	205,704
(LIBOR USD 3 Month + 1.55%), 4.04%, 03/13/28	220	233,629
HSBC USA, Inc., 2.35%, 03/05/20	270	270,360
ING Groep NV, 4.10%, 10/02/23	400	424,601

Security	Par (000)	Value

Banks (continued)
JPMorgan Chase & Co.:
2.55%, 03/01/21	USD 100	$100,561
4.63%, 05/10/21	63	65,477
4.35%, 08/15/21	110	114,428
(LIBOR USD 3 Month + 0.61%), 3.51%, 06/18/22(a)	15	15,338
2.97%, 01/15/23	85	86,538
3.20%, 01/25/23	25	25,819
(LIBOR USD 3 Month + 0.70%), 3.21%, 04/01/23(a)	390	399,504
(LIBOR USD 3 Month + 0.94%), 2.78%, 04/25/23(a)	17	17,217
2.70%, 05/18/23	104	105,748
(LIBOR USD 3 Month + 0.73%), 3.56%, 04/23/24(a)	30	31,284
(LIBOR USD 3 Month + 0.89%), 3.80%, 07/23/24(a)	127	133,943
3.88%, 09/10/24	20	21,281
(LIBOR USD 3 Month + 1.00%), 4.02%, 12/05/24(a)	345	367,862
3.13%, 01/23/25	10	10,355
(SOFR + 1.16%), 2.30%, 10/15/25(a)	20	19,924
3.20%, 06/15/26	10	10,381
2.95%, 10/01/26	5	5,127
4.13%, 12/15/26	2	2,182
4.25%, 10/01/27	9	9,888
(LIBOR USD 3 Month + 1.34%), 3.78%, 02/01/28(a)	220	235,374
(LIBOR USD 3 Month + 1.38%), 3.54%, 05/01/28(a)	376	396,478
(LIBOR USD 3 Month + 0.95%), 3.51%, 01/23/29(a)	18	19,027
(LIBOR USD 3 Month + 1.26%), 4.20%, 07/23/29(a)	62	68,715
(SOFR + 1.51%), 2.74%, 10/15/30(a)	200	198,595
(LIBOR USD 3 Month + 1.36%), 3.88%, 07/24/38(a)	32	35,355
Lloyds Banking Group plc, 4.45%, 05/08/25	200	215,243
Mitsubishi UFJ Financial Group, Inc.:
3.54%, 07/26/21	60	61,350
2.67%, 07/25/22	4	4,041
3.46%, 03/02/23	360	372,924
3.76%, 07/26/23	72	75,691
3.29%, 07/25/27	29	30,301
Mizuho Financial Group, Inc.:
2.63%, 04/12/21(b)	200	200,853
2.95%, 02/28/22	272	275,894
(LIBOR USD 3 Month + 1.10%), 2.55%, 09/13/25(a)	325	324,107
Nordea Bank Abp, 2.13%, 05/29/20(b)	205	205,090
Santander UK plc, 5.00%, 11/07/23(b)	400	424,744
Standard Chartered plc, (LIBOR USD 3 Month + 1.15%), 4.25%, 01/20/23(a)(b)	265	273,983
Sumitomo Mitsui Financial Group, Inc., 2.78%, 07/12/22	80	81,158
SunTrust Banks, Inc., 2.80%, 05/17/22	60	61,044
Toronto-Dominion Bank (The):
3.50%, 07/19/23	33	34,799
2.65%, 06/12/24	30	30,566
UBS Group Funding Switzerland AG(b):
2.95%, 09/24/20	335	337,889
(LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/23(a)	200	202,157
4.13%, 04/15/26	200	217,541

8

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
US Bancorp:
2.95%, 07/15/22	USD 55	$56,277
2.40%, 07/30/24	95	96,222
Series X, 3.15%, 04/27/27	2	2,120
Washington Mutual Escrow Bonds(c)(f)(i):
0.00%, 11/06/09	100	—
0.00%, 09/29/17	400	—
Wells Fargo & Co.:
2.60%, 07/22/20	42	42,198
2.55%, 12/07/20	90	90,483
2.50%, 03/04/21	185	185,868
4.60%, 04/01/21	29	30,057
2.10%, 07/26/21	1	999
3.50%, 03/08/22	47	48,498
2.63%, 07/22/22	222	224,465
3.75%, 01/24/24	286	302,628
3.30%, 09/09/24	4	4,176
3.55%, 09/29/25	9	9,512
3.00%, 04/22/26	135	138,423
3.00%, 10/23/26	1	1,027
(LIBOR USD 3 Month + 1.17%), 3.20%, 06/17/27(a)	11	11,366
(LIBOR USD 3 Month + 1.31%), 3.58%, 05/22/28(a)	229	242,597
4.15%, 01/24/29	36	39,916

		14,871,753

Beverages — 0.2%
Anheuser-Busch Cos. LLC:
4.70%, 02/01/36	361	416,990
4.90%, 02/01/46	75	89,492
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/29	310	360,301
Coca-Cola Co. (The):
2.20%, 05/25/22	4	4,033
2.88%, 10/27/25	21	21,977
2.25%, 09/01/26	35	35,185
Keurig Dr Pepper, Inc., 3.55%, 05/25/21	38	38,812
Molson Coors Brewing Co., 4.20%, 07/15/46	15	15,158
PepsiCo, Inc.:
4.45%, 04/14/46	20	24,916
3.45%, 10/06/46	59	63,585
4.00%, 05/02/47	26	30,450

		1,100,899

Biotechnology — 0.2%
AbbVie, Inc.:
3.60%, 05/14/25	30	31,203
4.50%, 05/14/35	165	176,818
Amgen, Inc.:
4.40%, 05/01/45	101	114,139
4.66%, 06/15/51	5	5,854
Celgene Corp.:
3.95%, 10/15/20	10	10,177
2.25%, 08/15/21	5	5,000
3.25%, 08/15/22	60	61,820
3.55%, 08/15/22	60	62,225
2.75%, 02/15/23	170	173,031
Gilead Sciences, Inc.:
3.50%, 02/01/25	106	111,912
3.65%, 03/01/26	2	2,143
4.60%, 09/01/35	50	59,276
4.80%, 04/01/44	33	39,467
4.75%, 03/01/46	3	3,571

		856,636

Security	Par (000)	Value

Building Products — 0.0%
Johnson Controls International plc, 4.63%, 07/02/44(e)	USD 25	$27,176
Owens Corning:
3.95%, 08/15/29	30	30,503
4.30%, 07/15/47	3	2,725

		60,404

Capital Markets — 0.7%
Bank of New York Mellon Corp. (The)(a):
Series E, (LIBOR USD 3 Month + 3.42%), 4.95%(h)	65	65,325
(LIBOR USD 3 Month + 1.07%), 3.44%, 02/07/28	100	106,036
Charles Schwab Corp. (The), 3.20%, 03/02/27	45	47,094
CME Group, Inc., 3.75%, 06/15/28	14	15,644
Credit Suisse Group AG(a)(b):
(LIBOR USD 3 Month + 1.20%), 3.00%, 12/14/23	250	252,523
(SOFR + 1.56%), 2.59%, 09/11/25	250	247,525
Deutsche Bank AG:
2.70%, 07/13/20	102	101,791
3.15%, 01/22/21	100	99,931
4.25%, 10/14/21	40	40,635
Goldman Sachs Group, Inc. (The):
2.55%, 10/23/19	250	250,030
2.75%, 09/15/20	71	71,381
2.35%, 11/15/21	199	199,209
3.75%, 02/25/26	5	5,288
(LIBOR USD 3 Month + 1.17%), 3.33%, 05/15/26(a)	40	40,206
3.85%, 01/26/27	110	116,641
(LIBOR USD 3 Month + 1.51%), 3.69%, 06/05/28(a)	255	267,473
(LIBOR USD 3 Month + 1.16%), 3.81%, 04/23/29(a)	18	19,111
(LIBOR USD 3 Month + 1.30%), 4.22%, 05/01/29(a)	34	37,114
(LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/38(a)	55	59,222
Intercontinental Exchange, Inc.:
3.75%, 12/01/25	92	99,042
3.10%, 09/15/27	4	4,190
3.75%, 09/21/28	80	87,636
Moody’s Corp., 4.88%, 02/15/24	3	3,305
Morgan Stanley:
3.13%, 01/23/23	2	2,052
3.75%, 02/25/23	156	163,104
3.63%, 01/20/27	280	296,476
(LIBOR USD 3 Month + 1.34%), 3.59%, 07/22/28(a)	315	332,065
(LIBOR USD 3 Month + 1.14%), 3.77%, 01/24/29(a)	167	178,486
Northern Trust Corp., 3.15%, 05/03/29	10	10,582
Nuveen LLC, 4.00%, 11/01/28(b)	5	5,584
State Street Corp.:
2.65%, 05/19/26	38	38,976
(LIBOR USD 3 Month + 1.03%), 4.14%, 12/03/29(a)	5	5,644

		3,269,321

Chemicals — 0.2%
Cydsa SAB de CV, 6.25%, 10/04/27(b)	200	203,313
Dow Chemical Co. (The):
9.00%, 04/01/21	55	60,041
4.55%, 11/30/25(b)	25	27,462
3.63%, 05/15/26(b)	87	90,807

9

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.38%, 11/15/42	USD 82	$85,120
DuPont de Nemours, Inc.:
4.49%, 11/15/25	178	196,710
5.42%, 11/15/48	80	101,283
RPM International, Inc., 4.25%, 01/15/48	6	5,857
Sherwin-Williams Co. (The):
4.00%, 12/15/42	16	16,566
4.50%, 06/01/47	15	16,809

		803,968

Commercial Services & Supplies — 0.1%
RELX Capital, Inc.:
3.50%, 03/16/23	115	119,138
4.00%, 03/18/29	80	87,318
Republic Services, Inc.:
3.55%, 06/01/22	24	24,865
4.75%, 05/15/23	75	81,234
2.90%, 07/01/26	42	43,213
3.95%, 05/15/28	80	88,518
Waste Management, Inc.:
3.13%, 03/01/25	10	10,487
3.90%, 03/01/35	27	29,775
4.00%, 07/15/39	70	79,508
4.15%, 07/15/49	50	58,267

		622,323

Communications Equipment — 0.0%
Motorola Solutions, Inc., 4.60%, 05/23/29	130	141,669

Construction Materials — 0.0%
Cemex SAB de CV, 3.72%, 03/15/20(j)	7	6,968

Consumer Finance — 0.4%
American Express Co.:
2.75%, 05/20/22	5	5,080
2.50%, 08/01/22	25	25,251
3.70%, 08/03/23	70	73,750
2.50%, 07/30/24	10	10,077
4.20%, 11/06/25	75	82,420
3.13%, 05/20/26	120	124,740
American Express Credit Corp.:
2.25%, 05/05/21	43	43,152
2.70%, 03/03/22	2	2,035
American Honda Finance Corp., 2.15%, 09/10/24	55	54,765
Capital One Financial Corp.:
4.75%, 07/15/21	11	11,485
3.90%, 01/29/24	176	185,945
3.75%, 03/09/27	42	44,087
3.80%, 01/31/28	20	21,100
Discover Financial Services, 4.10%, 02/09/27	17	18,089
Ford Motor Credit Co. LLC:
5.75%, 02/01/21	200	206,763
3.22%, 01/09/22	425	424,569
5.58%, 03/18/24	200	212,614
General Motors Financial Co., Inc.:
4.20%, 11/06/21	29	29,918
3.55%, 07/08/22	5	5,102
4.00%, 01/15/25	140	143,734
Synchrony Financial:
2.70%, 02/03/20	52	52,059
4.38%, 03/19/24	40	42,445
Tarjeta Naranja SA, (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.50%), 13.88%, 04/11/22(a)(b)	44	7,111
Toyota Motor Credit Corp.:
3.05%, 01/11/28	50	52,816

Security	Par (000)	Value

Consumer Finance (continued)
3.65%, 01/08/29	USD 20	$22,147

		1,901,254

Containers & Packaging — 0.0%
International Paper Co., 6.00%, 11/15/41	50	61,019

Diversified Consumer Services — 0.1%
American University (The), 3.67%, 04/01/49	82	90,400
George Washington University (The), Series 2018, 4.13%, 09/15/48	43	51,322
University of Southern California, 3.03%, 10/01/39	31	31,936
Wesleyan University, 4.78%, 07/01/2116	45	53,913

		227,571

Diversified Financial Services — 0.1%
AXA Equitable Holdings, Inc.:
3.90%, 04/20/23	10	10,438
5.00%, 04/20/48	20	21,558
Shell International Finance BV:
2.88%, 05/10/26	25	26,017
2.50%, 09/12/26	6	6,097
4.13%, 05/11/35	99	114,411
6.38%, 12/15/38	13	19,003
3.63%, 08/21/42	14	15,069
4.55%, 08/12/43	20	24,592
4.00%, 05/10/46	3	3,453
Woodside Finance Ltd., 3.65%, 03/05/25(b)	15	15,460

		256,098

Diversified Telecommunication Services — 0.5%
AT&T, Inc.:
3.00%, 02/15/22	10	10,204
3.20%, 03/01/22	13	13,317
3.80%, 03/15/22	22	22,838
3.00%, 06/30/22	70	71,451
3.55%, 06/01/24	53	55,420
3.60%, 07/15/25	64	67,371
4.30%, 02/15/30	321	353,189
4.50%, 05/15/35	30	32,916
6.35%, 03/15/40	29	36,827
6.00%, 08/15/40	80	99,764
5.35%, 09/01/40	2	2,343
6.38%, 03/01/41	24	30,898
5.15%, 03/15/42	10	11,459
4.30%, 12/15/42	6	6,261
4.80%, 06/15/44	100	110,615
4.35%, 06/15/45	163	171,290
4.85%, 07/15/45	8	8,923
5.15%, 11/15/46	5	5,777
5.45%, 03/01/47	26	31,453
Deutsche Telekom International Finance BV, 3.60%, 01/19/27(b)	150	158,387
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK), 07/27/25(k)	31	28,404
Verizon Communications, Inc.:
(LIBOR USD 3 Month + 0.55%), 2.70%, 05/22/20(a)	75	75,202
4.13%, 03/16/27	518	571,962
4.50%, 08/10/33	165	191,588
4.40%, 11/01/34	25	28,599
4.27%, 01/15/36	332	373,316
4.81%, 03/15/39	49	58,729

		2,628,503

10

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities — 0.9%
AEP Texas, Inc., 3.95%, 06/01/28	USD 130	$143,511
AEP Transmission Co. LLC:
4.25%, 09/15/48	24	28,236
3.15%, 09/15/49	20	19,674
Alabama Power Co.:
Series 13-A, 3.55%, 12/01/23	10	10,569
4.15%, 08/15/44	10	11,344
3.75%, 03/01/45	75	80,836
Series B, 3.70%, 12/01/47	10	10,768
Series A, 4.30%, 07/15/48	12	14,029
3.45%, 10/01/49	20	20,627
Baltimore Gas & Electric Co.:
3.50%, 08/15/46	50	51,915
3.75%, 08/15/47	30	32,383
4.25%, 09/15/48	10	11,656
3.20%, 09/15/49	20	19,789
CenterPoint Energy Houston Electric LLC:
4.50%, 04/01/44	5	6,117
3.95%, 03/01/48	20	22,822
Series AC, 4.25%, 02/01/49	2	2,401
Commonwealth Edison Co.:
Series 122, 2.95%, 08/15/27	11	11,391
4.60%, 08/15/43	10	12,137
Dayton Power & Light Co. (The), 3.95%, 06/15/49(b)	51	56,001
DTE Electric Co., Series A, 4.05%, 05/15/48	85	98,565
Duke Energy Carolinas LLC:
3.05%, 03/15/23	15	15,520
3.95%, 11/15/28	12	13,396
2.45%, 08/15/29	65	65,048
5.30%, 02/15/40	22	28,520
3.88%, 03/15/46	25	27,756
3.70%, 12/01/47	35	37,997
3.20%, 08/15/49	55	55,149
Duke Energy Corp., 4.80%, 12/15/45	5	5,994
Duke Energy Florida LLC:
3.20%, 01/15/27	130	136,591
3.80%, 07/15/28	35	38,555
6.40%, 06/15/38	15	22,030
3.40%, 10/01/46	25	25,818
Duke Energy Ohio, Inc., 3.65%, 02/01/29	130	142,235
Duke Energy Progress LLC:
3.00%, 09/15/21	25	25,463
3.25%, 08/15/25	59	62,228
3.70%, 09/01/28	135	148,177
3.45%, 03/15/29	10	10,793
4.10%, 05/15/42	5	5,693
4.10%, 03/15/43	30	33,858
4.20%, 08/15/45	15	17,378
3.70%, 10/15/46	10	10,743
3.60%, 09/15/47	3	3,182
Entergy Louisiana LLC:
5.40%, 11/01/24	20	23,148
4.20%, 09/01/48	70	82,007
Eversource Energy, Series L, 2.90%, 10/01/24	35	35,859
Exelon Corp.:
4.95%, 06/15/35	16	18,728
4.45%, 04/15/46	25	28,268
FirstEnergy Transmission LLC(b):
4.35%, 01/15/25	175	188,792
4.55%, 04/01/49	55	64,698
Florida Power & Light Co.:
(LIBOR USD 3 Month + 0.40%), 2.64%, 05/06/22(a)	355	355,097
3.95%, 03/01/48	76	87,856

Security	Par (000)	Value

Electric Utilities (continued)
3.15%, 10/01/49	USD 60	$61,052
Indiana Michigan Power Co., 4.25%, 08/15/48	2	2,360
Interstate Power & Light Co., 3.50%, 09/30/49	5	5,024
MidAmerican Energy Co., 4.40%, 10/15/44	52	62,361
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)	19	20,946
Northern States Power Co.:
3.40%, 08/15/42	65	68,079
4.00%, 08/15/45	25	28,551
4.20%, 09/01/48	30	34,445
2.90%, 03/01/50	20	19,335
NSTAR Electric Co.:
3.20%, 05/15/27	15	15,789
3.25%, 05/15/29	10	10,663
Ohio Power Co.:
Series G, 6.60%, 02/15/33	50	69,328
4.00%, 06/01/49	35	39,803
Oklahoma Gas & Electric Co., 3.30%, 03/15/30	120	124,914
Oncor Electric Delivery Co. LLC:
3.70%, 11/15/28(b)	65	71,573
4.55%, 12/01/41	20	24,401
4.10%, 11/15/48	2	2,355
3.80%, 06/01/49(b)	33	36,998
3.10%, 09/15/49(b)	25	25,051
PacifiCorp, 4.13%, 01/15/49	92	106,661
Public Service Electric & Gas Co.:
2.38%, 05/15/23	10	10,126
3.00%, 05/15/27	11	11,454
3.65%, 09/01/28	80	87,636
Southwestern Public Service Co., 3.75%, 06/15/49	5	5,514
Tampa Electric Co.:
4.30%, 06/15/48	19	22,221
4.45%, 06/15/49	44	53,111
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(b)	159	169,015
Union Electric Co., 3.50%, 03/15/29	45	48,905
Virginia Electric & Power Co.:
Series C, 2.75%, 03/15/23	97	99,021
Series A, 3.50%, 03/15/27	66	70,407
4.00%, 01/15/43	39	43,240
Series C, 4.00%, 11/15/46	90	100,552
Vistra Operations Co. LLC, 4.30%, 07/15/29(b)	105	107,731
Wisconsin Power & Light Co., 3.00%, 07/01/29	9	9,385

		4,149,355

Electronic Equipment, Instruments & Components — 0.0%
Corning, Inc.:
3.70%, 11/15/23	10	10,460
4.38%, 11/15/57	20	20,595
Tyco Electronics Group SA:
3.45%, 08/01/24	15	15,664
3.13%, 08/15/27	30	30,842

		77,561

Energy Equipment & Services — 0.0%
Halliburton Co.:
7.45%, 09/15/39	3	4,273
5.00%, 11/15/45	2	2,233
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 12/01/21(b)	12	11,691
Odebrecht Offshore Drilling Finance Ltd., 6.72%, 12/01/22(b)	10	9,892

		28,089

11

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment — 0.1%
NBCUniversal Media LLC:
5.95%, 04/01/41	USD 60	$82,551
4.45%, 01/15/43	23	26,665
Viacom, Inc.:
6.88%, 04/30/36	35	45,752
5.85%, 09/01/43	5	6,133
Walt Disney Co. (The)(b):
6.20%, 12/15/34	11	15,648
6.40%, 12/15/35	107	154,155
6.65%, 11/15/37	20	30,057
Warner Media LLC, 7.63%, 04/15/31	25	33,932

		394,893

Equity Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.:
3.50%, 01/31/23	19	19,684
3.00%, 06/15/23	10	10,229
3.38%, 05/15/24	23	23,906
2.95%, 01/15/25	10	10,211
4.00%, 06/01/25	20	21,377
3.38%, 10/15/26	22	22,880
2.75%, 01/15/27	35	34,943
3.13%, 01/15/27	14	14,282
3.95%, 03/15/29	21	22,617
3.80%, 08/15/29	40	42,692
CC Holdings GS V LLC, 3.85%, 04/15/23	32	33,539
Crown Castle International Corp.:
4.88%, 04/15/22	4	4,252
5.25%, 01/15/23	10	10,888
3.20%, 09/01/24	120	123,263
3.70%, 06/15/26	70	73,802
4.00%, 03/01/27	5	5,379
3.65%, 09/01/27	13	13,764
3.10%, 11/15/29	135	135,426
Realty Income Corp.:
4.13%, 10/15/26	40	44,058
3.00%, 01/15/27	5	5,152

		672,344

Food & Staples Retailing — 0.1%
Alimentation Couche-Tard, Inc., 3.55%, 07/26/27(b)	135	140,340
Walgreens Boots Alliance, Inc., 3.45%, 06/01/26	250	258,172
Walmart, Inc.:
3.55%, 06/26/25	60	64,774
3.25%, 07/08/29	94	101,547
3.95%, 06/28/38	68	79,659
4.00%, 04/11/43	32	37,525

		682,017

Food Products — 0.1%
Marfrig Holdings Europe BV, 8.00%, 06/08/23(b)	200	208,313
Tyson Foods, Inc.:
3.55%, 06/02/27	70	74,173
4.55%, 06/02/47	10	11,215
5.10%, 09/28/48	10	12,149

		305,850

Gas Utilities — 0.0%
Atmos Energy Corp., 3.38%, 09/15/49	35	35,525
Dominion Energy Gas Holdings LLC:
4.80%, 11/01/43	15	17,902
4.60%, 12/15/44	40	47,246

		100,673

Security	Par (000)	Value

Health Care Equipment & Supplies — 0.1%
Abbott Laboratories:
3.40%, 11/30/23	USD 14	$14,683
3.75%, 11/30/26	207	225,515
Becton Dickinson and Co.:
2.68%, 12/15/19	25	25,006
4.69%, 12/15/44	8	9,288
Covidien International Finance SA, 2.95%, 06/15/23	35	36,139
Medtronic, Inc.:
3.50%, 03/15/25	16	17,174
4.38%, 03/15/35	118	142,006

		469,811

Health Care Providers & Services — 0.5%
Aetna, Inc.:
4.50%, 05/15/42	47	49,599
4.13%, 11/15/42	23	23,028
4.75%, 03/15/44	20	21,918
Anthem, Inc.:
3.70%, 08/15/21	7	7,169
3.50%, 08/15/24	7	7,337
3.65%, 12/01/27	3	3,152
4.10%, 03/01/28	10	10,801
2.88%, 09/15/29	10	9,895
Baylor Scott & White Holdings, 4.19%, 11/15/45	40	47,134
CHRISTUS Health, Series C, 4.34%, 07/01/28	47	53,183
Cigna Corp., 4.38%, 10/15/28	110	120,194
Cigna Holding Co., 3.25%, 04/15/25	50	51,480
CommonSpirit Health:
3.35%, 10/01/29	48	48,531
4.35%, 11/01/42	30	32,156
4.19%, 10/01/49	32	32,937
CVS Health Corp.:
3.70%, 03/09/23	8	8,328
4.10%, 03/25/25	87	92,956
4.88%, 07/20/35	15	16,710
4.78%, 03/25/38	8	8,761
5.13%, 07/20/45	177	200,623
5.05%, 03/25/48	24	27,238
Dignity Health:
2.64%, 11/01/19	33	33,001
3.81%, 11/01/24	30	31,728
Express Scripts Holding Co., 3.90%, 02/15/22	40	41,489
HCA, Inc.:
4.75%, 05/01/23	80	85,691
5.00%, 03/15/24	72	78,620
5.25%, 04/15/25	208	231,345
5.25%, 06/15/26	14	15,590
4.50%, 02/15/27	7	7,505
4.13%, 06/15/29	134	140,524
Laboratory Corp. of America Holdings, 2.63%, 02/01/20	85	85,060
Montefiore Obligated Group, Series 18-C, 5.25%, 11/01/48	44	51,526
Ochsner Clinic Foundation, 5.90%, 05/15/45	21	29,094
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48	7	8,979
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23	49	51,470
Sutter Health, Series 2018, 3.70%, 08/15/28	40	43,470
Toledo Hospital (The), 5.75%, 11/15/38	74	87,248
UnitedHealth Group, Inc.:
3.75%, 07/15/25	202	217,196
3.70%, 12/15/25	65	69,981
3.10%, 03/15/26	22	22,996

12

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
2.95%, 10/15/27	USD 6	$6,202
3.85%, 06/15/28	46	50,359
2.88%, 08/15/29	7	7,144
3.50%, 08/15/39	60	62,459
5.70%, 10/15/40	5	6,625
5.95%, 02/15/41	5	6,807
4.63%, 11/15/41	27	31,940
4.75%, 07/15/45	5	6,077
3.75%, 10/15/47	28	29,625
4.45%, 12/15/48	35	41,389

		2,454,270

Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp.:
3.70%, 01/30/26	70	75,137
6.30%, 03/01/38	23	31,437
3.70%, 02/15/42	28	28,775
3.63%, 05/01/43	32	32,547
4.45%, 09/01/48	20	23,119
3.63%, 09/01/49	125	126,351

		317,366

Household Products — 0.0%
Clorox Co. (The), 3.10%, 10/01/27	15	15,646

Independent Power and Renewable Electricity Producers — 0.0%
NRG Energy, Inc., 4.45%, 06/15/29(b)	25	26,047

Industrial Conglomerates — 0.1%
3M Co.:
3.00%, 08/07/25	40	41,962
2.25%, 09/19/26	25	25,001
2.38%, 08/26/29	60	59,680
General Electric Co.:
5.88%, 01/14/38	8	9,619
6.88%, 01/10/39	54	71,439
4.13%, 10/09/42	8	8,005
Honeywell International, Inc., 3.81%, 11/21/47	20	23,022

		238,728

Insurance — 0.2%
Ambac Assurance Corp., 5.10%, 06/07/20(b)	5	7,022
Ambac LSNI LLC, (LIBOR USD 3 Month + 5.00%), 7.10%, 02/12/23(a)(b)	30	29,795
Aon Corp.:
4.50%, 12/15/28	125	141,082
3.75%, 05/02/29	85	90,687
Aon plc, 4.75%, 05/15/45	20	23,490
Berkshire Hathaway Finance Corp.:
4.40%, 05/15/42	15	17,892
4.20%, 08/15/48	10	11,723
Hartford Financial Services Group, Inc. (The):
4.30%, 04/15/43	15	16,653
3.60%, 08/19/49	5	5,032
Marsh & McLennan Cos., Inc.:
3.30%, 03/14/23	50	51,679
4.05%, 10/15/23	35	37,254
3.50%, 06/03/24	138	145,541
4.38%, 03/15/29	67	75,777
4.35%, 01/30/47	7	8,062
4.20%, 03/01/48	55	62,010
MetLife, Inc.:
4.13%, 08/13/42	5	5,570
4.05%, 03/01/45	2	2,236
Principal Financial Group, Inc., 3.70%, 05/15/29	30	32,310
Travelers Cos., Inc. (The):
6.75%, 06/20/36	5	7,306

Security	Par (000)	Value

Insurance (continued)
4.60%, 08/01/43	USD 25	$30,740
4.10%, 03/04/49	15	17,528
Trinity Acquisition plc, 4.40%, 03/15/26	20	21,689
Willis North America, Inc.:
3.60%, 05/15/24	176	182,891
3.88%, 09/15/49	5	4,890

		1,028,859

Internet & Direct Marketing Retail — 0.0%
Amazon.com, Inc., 3.88%, 08/22/37	85	97,795
Expedia Group, Inc.:
3.80%, 02/15/28	30	31,397
3.25%, 02/15/30(b)	90	89,743

		218,935

IT Services — 0.4%
Fidelity National Information Services, Inc.:
3.63%, 10/15/20	8	8,107
3.00%, 08/15/26	177	182,248
4.50%, 08/15/46	5	5,796
4.75%, 05/15/48	60	72,780
Fiserv, Inc.:
3.85%, 06/01/25	20	21,380
3.20%, 07/01/26	217	224,572
4.20%, 10/01/28	120	132,744
3.50%, 07/01/29	25	26,303
Global Payments, Inc.:
2.65%, 02/15/25	30	30,139
3.20%, 08/15/29	120	121,691
IBM Credit LLC, 3.45%, 11/30/20	100	101,744
International Business Machines Corp.:
3.00%, 05/15/24	104	107,828
3.30%, 05/15/26	350	369,082
5.60%, 11/30/39	5	6,596
Mastercard, Inc.:
2.95%, 11/21/26	20	21,042
2.95%, 06/01/29	100	104,892
3.65%, 06/01/49	20	22,655
PayPal Holdings, Inc.:
2.40%, 10/01/24	10	10,054
2.65%, 10/01/26	20	20,138
Total System Services, Inc.:
3.80%, 04/01/21	20	20,420
3.75%, 06/01/23	25	26,018
4.00%, 06/01/23	4	4,199
4.80%, 04/01/26	144	159,991
Visa, Inc.:
4.15%, 12/14/35	46	55,414
4.30%, 12/14/45	27	33,506

		1,889,339

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.:
3.88%, 07/15/23	9	9,458
3.05%, 09/22/26	115	117,444
2.75%, 09/15/29	20	19,780
Thermo Fisher Scientific, Inc.:
2.95%, 09/19/26	217	223,568
3.20%, 08/15/27	5	5,227
2.60%, 10/01/29	100	99,611

		475,088

Media — 0.4%
Charter Communications Operating LLC:
4.50%, 02/01/24	89	95,615
4.91%, 07/23/25	76	83,369
4.20%, 03/15/28	39	41,015

13

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Media (continued)
5.05%, 03/30/29	USD	2	$2,237
6.38%, 10/23/35		104	125,927
6.48%, 10/23/45		210	255,534
5.38%, 05/01/47		8	8,716
Comcast Corp.:
3.30%, 10/01/20		195	197,655
3.15%, 03/01/26		100	104,708
2.35%, 01/15/27		15	14,936
3.15%, 02/15/28		36	37,522
4.15%, 10/15/28		33	37,017
4.25%, 01/15/33		4	4,600
4.20%, 08/15/34		18	20,571
6.50%, 11/15/35		40	56,043
3.20%, 07/15/36		215	219,962
4.60%, 10/15/38		12	14,335
3.40%, 07/15/46		109	111,466
3.97%, 11/01/47		6	6,589
4.00%, 03/01/48		3	3,319
4.70%, 10/15/48		41	50,202
4.00%, 11/01/49		11	12,217
4.95%, 10/15/58		2	2,542
Cox Communications, Inc.(b):
3.15%, 08/15/24		198	202,772
3.35%, 09/15/26		2	2,066
Discovery Communications LLC:
5.00%, 09/20/37		24	25,800
4.95%, 05/15/42		15	15,758
5.20%, 09/20/47		28	30,617
Fox Corp., 4.03%, 01/25/24(b)		30	31,898
Time Warner Cable LLC:
5.00%, 02/01/20		89	89,720
4.13%, 02/15/21		80	81,441
5.50%, 09/01/41		29	31,227
4.50%, 09/15/42		9	8,856

			2,026,252

Metals & Mining — 0.1%
Anglo American Capital plc, 3.63%, 09/11/24(b)		200	206,615
ArcelorMittal:
3.60%, 07/16/24		8	8,082
4.55%, 03/11/26		31	32,435
Barrick Gold Corp., 5.25%, 04/01/42		24	29,118
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39		5	6,446
BHP Billiton Finance USA Ltd.:
4.13%, 02/24/42		13	14,970
5.00%, 09/30/43		17	21,948
Newmont Goldcorp Corp., 2.80%, 10/01/29		35	34,590
Nucor Corp., 5.20%, 08/01/43		16	19,964
Steel Dynamics, Inc., 5.13%, 10/01/21		38	38,135
Teck Resources Ltd., 6.13%, 10/01/35		27	30,764

			443,067

Multiline Retail — 0.0%
Dollar General Corp.:
3.88%, 04/15/27		12	12,861
4.13%, 05/01/28		2	2,187

			15,048

Multi-Utilities — 0.0%
Ameren Illinois Co., 3.80%, 05/15/28		50	55,577
Berkshire Hathaway Energy Co., 5.15%, 11/15/43		5	6,323
Black Hills Corp., 3.95%, 01/15/26		13	13,740
Consumers Energy Co.:
3.80%, 11/15/28		3	3,340

Security	Par (000)	Value

Multi-Utilities (continued)
3.95%, 07/15/47	USD 10	$11,404
4.05%, 05/15/48	15	17,394
3.75%, 02/15/50	50	55,802
3.10%, 08/15/50	20	20,142
DTE Energy Co., Series D, 3.70%, 08/01/23	40	41,943

		225,665

Oil, Gas & Consumable Fuels — 1.1%
Andeavor Logistics LP, 5.50%, 10/15/19	90	90,095
BP Capital Markets America, Inc.:
3.79%, 02/06/24	56	59,515
3.80%, 09/21/25	75	80,913
3.12%, 05/04/26	35	36,491
3.94%, 09/21/28	11	12,190
BP Capital Markets plc, 3.28%, 09/19/27	16	16,840
Chevron Corp., 2.90%, 03/03/24	20	20,751
Citgo Holding, Inc., 9.25%, 08/01/24(b)	7	7,437
Concho Resources, Inc., 3.75%, 10/01/27	55	57,165
Devon Energy Corp., 5.85%, 12/15/25	65	77,259
Enbridge, Inc.:
2.90%, 07/15/22	28	28,529
3.70%, 07/15/27	60	63,668
(LIBOR USD 3 Month + 3.42%), 5.50%, 07/15/77(a)	70	70,453
Energy Transfer Operating LP:
3.60%, 02/01/23	19	19,518
5.88%, 01/15/24	43	47,801
4.20%, 04/15/27	6	6,321
5.50%, 06/01/27	44	49,777
6.50%, 02/01/42	120	143,938
5.95%, 10/01/43	3	3,395
5.15%, 03/15/45	10	10,496
6.13%, 12/15/45	5	5,866
Enterprise Products Operating LLC:
3.75%, 02/15/25	10	10,655
3.13%, 07/31/29	6	6,144
Series D, 6.88%, 03/01/33	9	12,355
Series H, 6.65%, 10/15/34	5	6,896
5.95%, 02/01/41	16	20,466
4.45%, 02/15/43	67	73,253
4.85%, 03/15/44	19	21,813
5.10%, 02/15/45	11	12,951
4.90%, 05/15/46	6	7,051
4.25%, 02/15/48	17	18,372
EOG Resources, Inc.:
4.15%, 01/15/26	10	11,060
3.90%, 04/01/35	10	11,136
Exxon Mobil Corp.:
2.71%, 03/06/25	71	73,319
2.28%, 08/16/26	95	95,742
3.10%, 08/16/49	60	60,237
Hess Corp., 6.00%, 01/15/40	37	42,862
Kinder Morgan Energy Partners LP:
4.15%, 02/01/24	25	26,579
6.50%, 02/01/37	45	55,892
6.95%, 01/15/38	23	30,025
6.38%, 03/01/41	13	15,936
5.00%, 03/01/43	15	16,460
Kinder Morgan, Inc.:
3.05%, 12/01/19	100	100,056
3.15%, 01/15/23	130	133,069
4.30%, 03/01/28	89	96,521
5.05%, 02/15/46	86	95,380
Marathon Petroleum Corp.:
3.63%, 09/15/24	35	36,652

14

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
5.85%, 12/15/45	USD	25	$28,441
MPLX LP:
(LIBOR USD 3 Month + 0.90%), 3.00%, 09/09/21(a)		75	75,249
(LIBOR USD 3 Month + 1.10%), 3.20%, 09/09/22(a)		105	105,331
4.50%, 07/15/23		2	2,131
4.88%, 12/01/24		49	53,789
5.25%, 01/15/25(b)		20	21,111
4.00%, 02/15/25		85	89,809
4.13%, 03/01/27		315	332,192
4.25%, 12/01/27(b)		132	139,655
4.50%, 04/15/38		4	4,146
5.20%, 12/01/47(b)		2	2,181
NGPL PipeCo LLC, 4.38%, 08/15/22(b)		8	8,293
Northwest Pipeline LLC, 4.00%, 04/01/27		135	142,416
Occidental Petroleum Corp.:
2.60%, 08/13/21		53	53,345
2.70%, 08/15/22		135	136,256
2.70%, 02/15/23		40	40,212
3.50%, 06/15/25		35	35,984
3.20%, 08/15/26		20	20,179
3.50%, 08/15/29		40	40,568
6.45%, 09/15/36		70	86,597
0.00%, 10/10/36(l)		45	22,225
4.63%, 06/15/45		15	15,515
4.40%, 04/15/46		31	31,575
Petrobras Global Finance BV, 7.25%, 03/17/44		75	89,648
Plains All American Pipeline LP, 3.65%, 06/01/22		2	2,051
Sabine Pass Liquefaction LLC:
6.25%, 03/15/22		115	123,909
5.63%, 04/15/23(e)		100	108,657
5.75%, 05/15/24		140	156,046
5.63%, 03/01/25		185	207,725
5.88%, 06/30/26		74	84,789
Spectra Energy Partners LP, 4.50%, 03/15/45		44	47,855
Suncor Energy, Inc.:
3.60%, 12/01/24		18	18,986
6.80%, 05/15/38		20	28,044
6.50%, 06/15/38		2	2,754
4.00%, 11/15/47		10	10,743
Sunoco Logistics Partners Operations LP:
6.10%, 02/15/42		15	17,124
5.30%, 04/01/44		5	5,282
5.35%, 05/15/45		57	61,158
Texas Eastern Transmission LP(b):
3.50%, 01/15/28		60	62,391
4.15%, 01/15/48		30	31,590
Total Capital International SA, 2.43%, 01/10/25		20	20,225
TransCanada PipeLines Ltd.:
4.88%, 01/15/26		118	132,461
4.25%, 05/15/28		40	44,218
4.63%, 03/01/34		33	37,493
5.85%, 03/15/36		12	14,794
4.75%, 05/15/38		17	19,394
6.10%, 06/01/40		26	33,557
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 02/01/26		41	52,005
4.00%, 03/15/28		80	85,549
4.60%, 03/15/48		20	22,146
Valero Energy Corp.:
3.65%, 03/15/25		31	32,801
3.40%, 09/15/26		67	68,517

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Western Midstream Operating LP:
4.00%, 07/01/22	USD	83	$84,003
4.65%, 07/01/26		9	8,892
4.50%, 03/01/28		20	19,312
Williams Cos., Inc. (The):
4.55%, 06/24/24		36	38,747
3.75%, 06/15/27		37	38,217
Series A, 7.50%, 01/15/31		20	26,277
5.75%, 06/24/44		35	40,390

			5,364,250

Paper & Forest Products — 0.0%
Georgia-Pacific LLC:
5.40%, 11/01/20(b)		50	51,721
3.73%, 07/15/23(b)		60	63,023
3.60%, 03/01/25(b)		10	10,607
7.38%, 12/01/25		37	46,885
7.75%, 11/15/29		20	28,549

			200,785

Pharmaceuticals — 0.3%
Allergan Funding SCS:
3.80%, 03/15/25		136	142,409
4.55%, 03/15/35		77	81,740
Bristol-Myers Squibb Co.:
3.25%, 11/01/23		3	3,135
3.20%, 06/15/26(b)		242	253,886
4.13%, 06/15/39(b)		5	5,666
Eli Lilly & Co., 4.15%, 03/15/59		45	52,985
GlaxoSmithKline Capital plc, 3.38%, 06/01/29		15	16,095
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/28		105	115,877
Johnson & Johnson, 2.45%, 03/01/26		25	25,438
Merck & Co., Inc.:
3.90%, 03/07/39		2	2,318
3.70%, 02/10/45		33	37,217
Mylan, Inc.:
5.40%, 11/29/43		13	13,677
5.20%, 04/15/48		23	24,348
Novartis Capital Corp.:
3.40%, 05/06/24		48	51,015
3.00%, 11/20/25		19	19,999
3.10%, 05/17/27		31	32,942
4.40%, 05/06/44		15	18,555
Shire Acquisitions Investments Ireland DAC:
2.88%, 09/23/23		27	27,525
3.20%, 09/23/26		91	93,894
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28(b)		200	234,119
Wyeth LLC:
6.45%, 02/01/24		15	17,680
5.95%, 04/01/37		100	135,834

			1,406,354

Road & Rail — 0.2%
Burlington Northern Santa Fe LLC:
3.00%, 04/01/25		10	10,430
6.15%, 05/01/37		8	11,257
5.75%, 05/01/40		38	51,123
5.05%, 03/01/41		10	12,508
5.40%, 06/01/41		10	13,003
4.95%, 09/15/41		4	4,962
4.40%, 03/15/42		2	2,347
4.55%, 09/01/44		13	15,607
4.15%, 04/01/45		79	90,889
4.05%, 06/15/48		2	2,294

15

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Road & Rail (continued)
CSX Corp.:
4.25%, 03/15/29	USD	25	$28,228
4.30%, 03/01/48		31	34,904
4.75%, 11/15/48		35	42,200
4.50%, 03/15/49		5	5,879
3.35%, 09/15/49		48	46,893
4.25%, 11/01/66		38	40,308
Norfolk Southern Corp.:
3.65%, 08/01/25		20	21,377
2.90%, 06/15/26		90	92,836
4.84%, 10/01/41		10	12,005
4.10%, 05/15/49		15	16,773
4.05%, 08/15/52		41	44,803
Penske Truck Leasing Co. LP(b):
4.45%, 01/29/26		70	75,591
3.40%, 11/15/26		20	20,441
4.20%, 04/01/27		54	57,462
Ryder System, Inc.:
3.45%, 11/15/21		6	6,141
3.40%, 03/01/23		35	36,159
3.75%, 06/09/23		6	6,295
Union Pacific Corp.:
3.15%, 03/01/24		50	51,925
2.75%, 03/01/26		58	58,907
3.38%, 02/01/35		32	33,038
3.60%, 09/15/37		96	101,194
3.55%, 08/15/39		4	4,188
4.75%, 09/15/41		15	17,597
3.80%, 10/01/51		14	14,970
3.88%, 02/01/55		52	54,245

			1,138,779

Semiconductors & Semiconductor Equipment — 0.3%
Analog Devices, Inc., 3.50%, 12/05/26		29	30,372
Applied Materials, Inc.:
3.30%, 04/01/27		102	108,536
5.10%, 10/01/35		38	48,162
5.85%, 06/15/41		10	13,648
4.35%, 04/01/47		65	79,317
Broadcom Corp.:
2.38%, 01/15/20		115	114,992
3.88%, 01/15/27		199	199,840
Broadcom, Inc., 4.25%, 04/15/26(b)		110	113,620
Intel Corp.:
4.80%, 10/01/41		35	44,141
4.10%, 05/11/47		2	2,343
KLA Corp., 4.10%, 03/15/29		65	71,712
KLA-Tencor Corp., 5.00%, 03/15/49		30	36,937
Lam Research Corp.:
2.75%, 03/15/20		60	60,093
3.75%, 03/15/26		70	74,756
4.88%, 03/15/49		35	42,788
NVIDIA Corp., 3.20%, 09/16/26		159	167,169
NXP BV(b):
4.88%, 03/01/24		165	178,843
5.55%, 12/01/28		25	29,004
4.30%, 06/18/29		20	21,366
QUALCOMM, Inc.:
4.65%, 05/20/35		28	32,986
4.30%, 05/20/47		30	33,536
Texas Instruments, Inc.:
2.25%, 05/01/23		30	30,326
2.25%, 09/04/29		20	19,690
3.88%, 03/15/39		5	5,772

Security		Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
4.15%, 05/15/48	USD	15	$18,383

			1,578,332

Software — 0.2%
Autodesk, Inc., 3.50%, 06/15/27		138	142,581
Microsoft Corp.:
3.50%, 02/12/35		144	159,142
3.45%, 08/08/36		125	138,177
4.10%, 02/06/37		30	35,580
3.70%, 08/08/46		172	195,757
Oracle Corp.:
2.50%, 10/15/22		4	4,059
3.40%, 07/08/24		24	25,308
2.65%, 07/15/26		109	111,292
3.25%, 05/15/30		2	2,123
4.30%, 07/08/34		20	23,176
3.90%, 05/15/35		77	85,019
3.85%, 07/15/36		5	5,492
3.80%, 11/15/37		5	5,444
5.38%, 07/15/40		11	14,305
4.13%, 05/15/45		12	13,585
4.00%, 07/15/46		82	91,686

			1,052,726
Specialty Retail — 0.1%
Home Depot, Inc. (The):
2.80%, 09/14/27		19	19,875
3.90%, 12/06/28		20	22,471
2.95%, 06/15/29		30	31,483
5.88%, 12/16/36		40	55,318
5.40%, 09/15/40		5	6,654
5.95%, 04/01/41		9	12,884
4.20%, 04/01/43		5	5,874
4.88%, 02/15/44		5	6,446
4.25%, 04/01/46		20	23,952
3.90%, 06/15/47		2	2,290
3.50%, 09/15/56		18	19,150
Lowe’s Cos., Inc.:
4.65%, 04/15/42		15	16,923
4.38%, 09/15/45		55	60,773

			284,093

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.:
3.00%, 02/09/24		62	64,602
3.35%, 02/09/27		7	7,484
3.85%, 05/04/43		293	328,522
4.45%, 05/06/44		2	2,428
3.45%, 02/09/45		4	4,240
4.65%, 02/23/46		3	3,772
Seagate HDD Cayman:
4.25%, 03/01/22		8	8,262
5.75%, 12/01/34		3	3,053

			422,363

Thrifts & Mortgage Finance — 0.1%
BPCE SA, 2.70%, 10/01/29(b)		250	248,332

Tobacco — 0.2%
Altria Group, Inc.:
2.85%, 08/09/22		4	4,048
4.40%, 02/14/26		89	95,172
4.80%, 02/14/29		82	89,825
5.80%, 02/14/39		4	4,633
5.38%, 01/31/44		143	158,963
BAT Capital Corp.:
3.22%, 08/15/24		35	35,383

16

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Tobacco (continued)
3.22%, 09/06/26	USD	10	$9,874
3.56%, 08/15/27		5	5,036
BAT International Finance plc, 3.95%, 06/15/25(b)		220	229,024
Philip Morris International, Inc.:
2.88%, 05/01/24		63	64,605
4.50%, 03/20/42		13	14,431
3.88%, 08/21/42		2	2,045
Reynolds American, Inc.:
4.45%, 06/12/25		205	218,643
5.85%, 08/15/45		50	55,329

			987,011

Trading Companies & Distributors — 0.0%
GATX Corp., 2.60%, 03/30/20		67	67,063

Wireless Telecommunication Services — 0.1%
Sprint Spectrum Co. LLC, 3.36%, 09/20/21(b)(e)		141	141,027
Vodafone Group plc:
3.75%, 01/16/24		56	58,966
4.13%, 05/30/25		45	48,589
4.38%, 05/30/28		7	7,731
4.38%, 02/19/43		13	13,430
5.25%, 05/30/48		100	115,913
5.13%, 06/19/59		1	1,145

			386,801

Total Corporate Bonds — 12.6% (Cost: $58,265,999)			61,251,804

Foreign Agency Obligations — 0.2%

Mexico — 0.2%
Petroleos Mexicanos:
6.38%, 02/04/21		70	73,063
(LIBOR USD 3 Month + 3.65%), 5.79%, 03/11/22(a)		14	14,558
6.88%, 08/04/26		33	35,475
6.49%, 01/23/27(b)		13	13,553
6.50%, 03/13/27		509	528,771
5.35%, 02/12/28		45	43,059
7.69%, 01/23/50(b)		133	138,330

			846,809

Total Foreign Agency Obligations — 0.2% (Cost: $822,372)			846,809

Foreign Government Obligations — 1.1%

Argentina — 0.0%
Bonos de la Nacion Argentina con Ajuste por CER, 4.00%, 03/06/20	ARS	986	6,152
Republic of Argentina:
5.88%, 01/11/28	USD	62	25,420
7.13%, 07/06/36		150	64,500
6.88%, 01/11/48		70	29,575

			125,647

Colombia — 0.2%
Republic of Colombia:
10.00%, 07/24/24	COP	708,100	244,931
6.25%, 11/26/25		518,000	154,985
3.88%, 04/25/27	USD	340	360,825

			760,741

Security		Par (000)	Value

Egypt — 0.0%
Arab Republic of Egypt:
15.90%, 07/02/24	EGP	170	$11,007
16.10%, 05/07/29		1,492	100,037

			111,044

France — 0.1%
Republic of France, 1.75%, 05/25/66(b)	EUR	354	540,061

Hungary — 0.0%
Republic of Hungary, 5.38%, 03/25/24	USD	140	158,025

Indonesia — 0.1%
Republic of Indonesia:
8.25%, 05/15/29	IDR	2,881,000	215,980
6.63%, 05/15/33		328,000	20,934
8.38%, 03/15/34		1,506,000	111,770
7.50%, 06/15/35		418,000	28,921
8.38%, 04/15/39		2,544,000	187,910

			565,515

Mexico — 0.3%
United Mexican States:
6.50%, 06/09/22	MXN	78	393,675
8.00%, 12/07/23		24	129,066
8.00%, 09/05/24		19	101,968
10.00%, 12/05/24		57	332,045
4.15%, 03/28/27	USD	602	637,819

			1,594,573

Nigeria — 0.0%
Federal Republic of Nigeria, 13.98%, 02/23/28	NGN	6,230	16,817

Panama — 0.1%
Republic of Panama, 3.88%, 03/17/28	USD	200	217,312

Peru — 0.0%
Republic of Peru, 4.13%, 08/25/27		179	200,872

Philippines — 0.1%
Republic of the Philippines, 3.00%, 02/01/28 .		260	272,490

Russia — 0.1%
Russian Federation, 8.50%, 09/17/31	RUB	27,162	468,298

Uruguay — 0.1%
Oriental Republic of Uruguay, 4.38%, 10/27/27	USD	190	208,822

Total Foreign Government Obligations — 1.1% (Cost: $5,267,057)			5,240,217

		Shares

Investment Companies — 0.3%
BlackRock Allocation Target Shares- BATS Series A*		123,885	1,253,717

Total Investment Companies — 0.3% (Cost: $1,250,000)			1,253,717

		Par (000)

Municipal Bonds — 2.0%
Aldine Independent School District (Permanent School Fund Guarantee Program (The)), Series 2019F-1, GO, 5.00%, 02/15/43		10	12,284
American Municipal Power, Inc. (Combined Hydroelectric Project); Series 2010B, RB, 7.83%, 02/15/41		20	31,894

17

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Municipal Bonds (continued)
Series 2009B, RB, 6.45%, 02/15/44	USD	15	$21,653
Arizona Health Facilities Authority (Banner Health), Series 2007B, RB, VRDN, 2.36%, 10/01/19(m)		40	39,061
Bay Area Toll Authority;
Series 2010S-1, RB, 6.92%, 04/01/40		80	119,277
Series 2010S-1, RB, 7.04%, 04/01/50		175	293,482
Berks County Industrial Development Authority (Tower Health Project), Series 2017, RB, 5.00%, 11/01/47		20	23,061
Buckeye Tobacco Settlement Financing Authority, Series 2007A-2, RB, 5.88%, 06/01/47		90	90,113
California Health Facilities Financing Authority (Cedars- Sinai Medical Center);
Series 2016A, RB, 5.00%, 08/15/33		20	24,499
Series 2017A, RB, 5.00%, 08/15/47		20	23,349
California State Public Works Board (Various Capital Projects), Series 2009G, Sub-Series G-2, RB, 8.36%, 10/01/34		40	63,323
Canaveral Port Authority;
Series 2018A, RB, 5.00%, 06/01/45		30	35,468
Series 2018B, RB, 5.00%, 06/01/48		30	36,067
Central Puget Sound Regional Transit Authority, Series 2015S-1, RB, 5.00%, 11/01/50		20	23,451
Central Texas Regional Mobility Authority;
Series 2015A, RB, 5.00%, 01/01/45		20	22,771
Series 2016, RB, 5.00%, 01/01/46		20	22,928
Chesapeake Bay Bridge & Tunnel District (Parallel Thimble Shoal Tunnel Project);
Series 2016, RB, 5.00%, 07/01/41		20	23,570
Series 2016, RB, 5.00%, 07/01/51		10	11,485
City of Atlanta, Series 2015, RB, 5.00%, 11/01/40		10	11,687
City of Aurora;
Series 2016, RB, 5.00%, 08/01/41		50	60,226
Series 2016, RB, 5.00%, 08/01/46		60	71,055
City of Austin Water & Wastewater System, Series 2014, RB, 5.00%, 11/15/43		20	22,796
City of New York;
Series 2019A, Sub-Series A-3, GO, 2.85%, 08/01/31		70	71,766
Series 2019A, Sub-Series A-3, GO, 2.90%, 08/01/32		115	118,879
Series 2010F-1, GO, 6.27%, 12/01/37		55	79,325
City of Riverside, Series 2010A, RB, 7.61%, 10/01/40		25	40,157
City of San Antonio Electric & Gas Systems, Series 2010A, RB, 5.81%, 02/01/41		45	64,700
Colorado Health Facilities Authority (Catholic Health Initiatives);
Series 2011A, RB, 5.25%, 02/01/31(n)		10	10,512
Series 2019A-2, RB, 5.00%, 08/01/44		170	202,067
Commonwealth Financing Authority;
Series 2018A, RB, 3.86%, 06/01/38		30	32,986
Series 2016A, RB, 4.14%, 06/01/38		30	34,225
Series 2019A, RB, 3.81%, 06/01/41		145	160,431
Connecticut State Health & Educational Facilities Authority (Hartford Healthcare Corp.);
Series 2015F, RB, 5.00%, 07/01/45		30	34,016
Series 2015L, RB, 5.00%, 07/01/45		40	45,959
Contra Costa Community College District, Series 2010B, GO, 6.50%, 08/01/34		25	33,838

Security		Par (000)	Value

Municipal Bonds (continued)
County of Miami-Dade;
Series 2017D, RB, 3.35%, 10/01/29	USD	10	$10,560
Series 2019E, RB, 2.53%, 10/01/30		70	69,226
Series 2017D, RB, 3.45%, 10/01/30		15	15,911
Series 2017D, RB, 3.50%, 10/01/31		15	15,919
Series 2018C, RB, 4.06%, 10/01/31		20	22,300
Series 2015A, RB, 5.00%, 10/01/38		45	51,998
Series 2017B, RB, 5.00%, 10/01/40		20	23,800
Dallas Area Rapid Transit;
Series 2016A, RB, 5.00%, 12/01/41		30	35,533
Series 2016A, RB, 5.00%, 12/01/46		40	47,164
Dallas/Fort Worth International Airport, Series 2019A-2, RB, 3.14%, 11/01/45		30	30,288
DuBois Hospital Authority (Penn Highlands Healthcare), Series 2018, RB, 5.00%, 07/15/43		20	23,688
Dutchess County Local Development Corp. (Health Quest Systems, Inc. Project), Series 2016B, RB, 5.00%, 07/01/46		50	58,311
Grant County Public Utility District No. 2 (The Priest Rapids Project), Series 2015M, RB, 4.58%, 01/01/40		15	17,664
Great Lakes Water Authority Water Supply System, Series 2016C, RB, 5.25%, 07/01/33		5	6,039
Health & Educational Facilities Authority of the State of Missouri (Saint Luke’s Health System, Inc.);
Series 2016, RB, 5.00%, 11/15/29		15	17,935
Series 2016A, RB, 3.65%, 01/15/46		10	11,032
Idaho Health Facilities Authority (Trinity Health Credit Group), Series 2017A, RB, 5.00%, 12/01/47		20	23,987
Indiana Finance Authority (CWA Authority Project), Series 2015A, RB, 5.00%, 10/01/45		40	45,481
Indiana Housing & Community Development Authority, Series 2018A, RB, 3.80%, 07/01/38		10	10,680
Kansas City Industrial Development Authority (Kansas City International Airport Terminal Modernization Project), Series 2019B, RB, 5.00%, 03/01/49		30	36,005
Kentucky Economic Development Finance Authority (Owensboro Health, Inc.), Series 2015A, RB, 5.25%, 06/01/50		10	11,292
Lexington County Health Services District, Inc., Series 2016, RB, 5.00%, 11/01/41		20	23,134
Los Angeles Community College District, Series 2010E, GO, 6.60%, 08/01/42		80	125,154
Los Angeles Department of Water & Power System (Water System Revenue Bonds), Series 2010A, RB, 6.60%, 07/01/50		45	73,707
Los Angeles Unified School District, Series 2010I, GO, 6.76%, 07/01/34		60	84,326
Louisiana Public Facilities Authority, Series 2018E, RB, 5.00%, 07/01/48		20	23,772
Maryland Community Development Administration, Series 2018A, RB, 3.85%, 09/01/33		20	21,956
Massachusetts Development Finance Agency (Partners Healthcare System Issue);
Series 2018J-2, RB, 5.00%, 07/01/43		30	35,943
Series 2016Q, RB, 5.00%, 07/01/47		20	23,830
Series 2018J-2, RB, 5.00%, 07/01/48		30	35,679
Massachusetts Housing Finance Agency; Series 2014B, RB, 4.50%, 12/01/39		10	10,438

18

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Municipal Bonds (continued)
Series 2014B, RB, 4.60%, 12/01/44	USD	10	$10,716
Series 2015A, RB, 4.50%, 12/01/48		10	10,553
Massachusetts Port Authority, Series 2016B, RB, 5.00%, 07/01/43		20	23,387
Massachusetts Water Resources Authority, Series 2016C, RB, 5.00%, 08/01/40		10	12,055
Metropolitan Atlanta Rapid Transit Authority, Series 2015A, RB, 5.00%, 07/01/41		40	47,092
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center);
Series 2016A, RB, 5.00%, 07/01/40		10	11,662
Series 2016A, RB, 5.00%, 07/01/46		30	34,845
Metropolitan Transportation Authority;
Series 2009C, RB, 7.34%, 11/15/39		170	273,062
Series 2019C, RB, 5.00%, 11/15/40		40	49,554
Series 2010C-1, RB, 6.69%, 11/15/40		30	43,436
Series 2019C, RB, 5.00%, 11/15/41		20	25,043
Series 2019C, RB, 5.00%, 11/15/42		40	49,334
Series 2019C, RB, 5.00%, 11/15/43		30	37,477
Metropolitan Washington Airports Authority, Series 2016A, RB, 5.00%, 10/01/32		40	47,872
Metropolitan Washington Airports Authority Dulles Toll Road (Dulles Metrorail and Capital Improvement Project), Series 2009D, RB, 7.46%, 10/01/46		30	49,658
Michigan Finance Authority (Henry Ford Health System);
Series 2016, RB, 5.00%, 11/15/41		20	23,619
Series 2017A-MI, RB, 5.00%, 12/01/47		60	65,567
Michigan State Housing Development Authority;
Series 2018B, RB, 3.55%, 10/01/33		10	10,734
Series 2018A, RB, 4.00%, 10/01/43		10	10,841
Series 2018A, RB, 4.05%, 10/01/48		10	10,758
Series 2018A, RB, 4.15%, 10/01/53		30	32,364
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Corp.), Series 2016A, RB, 5.00%, 09/01/46		30	33,595
Municipal Electric Authority of Georgia (Plant Vogtle Units 3&4 Units Project), Series 2010A, RB, 6.64%, 04/01/57		45	61,784
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Project), Series 2017A, RB, 5.00%, 08/15/47		20	23,774
New Jersey Transportation Trust Fund Authority;
Series 2010C, RB, 5.75%, 12/15/28		45	52,084
Series 2016A, Sub-Series A-1, RB, 5.00%, 06/15/29		20	23,435
New Jersey Turnpike Authority, Series 2009F, RB, 7.41%, 01/01/40		66	105,770
New Orleans Aviation Board (North Terminal Project), Series 2015B, RB, 5.00%, 01/01/40		20	22,539
New York City Housing Development Corp.;
Series 2018C-1-A, RB, 3.70%, 11/01/38		10	10,556
Series 2018C-1-B, RB, 3.85%, 11/01/43		40	41,503
Series 2018C-1-A, RB, 4.00%, 11/01/53		40	42,102
New York City Transitional Finance Authority Building Aid, Series 2015S-2, RB, 5.00%, 07/15/40		20	23,391
New York City Transitional Finance Authority Future Tax Secured;
Series 2014A, Sub-Series A-2, RB, 3.65%, 11/01/24		50	52,994

Security		Par (000)	Value

Municipal Bonds (continued)
Series 2018, Sub-Series C-4, RB, 3.55%, 05/01/25	USD	65	$69,636
Series 2014A, Sub-Series A-2, RB, 3.75%, 11/01/25		50	53,072
Series 2017F, Sub-Series F-2, RB, 3.05%, 05/01/27		70	73,424
Series 2019C, Sub-Series C-3, RB, 3.35%, 11/01/30		80	85,377
Series 2019B, Sub-Series B-3, RB, 3.90%, 08/01/31		70	77,264
New York City Water & Sewer System;
Series 2010AA, RB, 5.75%, 06/15/41		35	50,400
Series 2020AA, RB, 5.38%, 06/15/43(n)		145	152,109
Series 2020AA, RB, 5.38%, 06/15/43		70	73,176
Series 2011AA, RB, 5.44%, 06/15/43		25	35,034
Series 2011EE, RB, 5.50%, 06/15/43(n)		255	267,906
Series 2011CC, RB, 5.88%, 06/15/44		50	74,402
New York Convention Center Development Corp.;
Series 2015, RB, 5.00%, 11/15/40		20	23,925
Series 2016A, RB, 5.00%, 11/15/46		40	48,502
New York State Dormitory Authority, Series 2010H, RB, 5.39%, 03/15/40		50	66,474
New York State Urban Development Corp.;
Series 2017B, RB, 3.12%, 03/15/25		25	26,324
Series 2017D, RB, 3.32%, 03/15/29		55	58,335
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment Project);
Series 2016A, RB, 5.00%, 07/01/46		20	22,034
Series 2016A, RB, 5.25%, 01/01/50		130	145,263
North Carolina Turnpike Authority, Series 2018, RB, 5.00%, 01/01/35		20	24,682
Orange County Local Transportation Authority, Series 2010A, RB, 6.91%, 02/15/41		75	109,454
Oregon School Boards Association;
Series 2005A, GO, 4.76%, 06/30/28		90	101,833
Series 2002B, GO, 5.55%, 06/30/28		95	112,499
Series 2003B, GO, 5.68%, 06/30/28		70	84,670
Pennsylvania Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement Project (The));
Series 2015, RB, 5.00%, 06/30/23		100	110,345
Series 2015, RB, 5.00%, 12/31/38		25	28,551
Pennsylvania Turnpike Commission;
Series 2018B, RB, 5.00%, 12/01/43		40	48,390
Series 2016A-1, RB, 5.00%, 12/01/46		20	23,471
Series 2017B, Sub-Series B-1, RB, 5.25%, 06/01/47		30	35,458
Port Authority of New York & New Jersey;
Series 181, RB, 4.96%, 08/01/46		35	46,195
Series 174, RB, 4.46%, 10/01/62		55	70,190
Port of Seattle, Series 2018A, RB, 5.00%, 05/01/43		10	11,716
Public Finance Authority (Denver International Airport Great Hall Project), Series 2017, RB, 5.00%, 09/30/49		60	61,067
Public Power Generation Agency, Series 2016A, RB, 5.00%, 01/01/35		20	23,543
Royal Oak Hospital Finance Authority (William Beaumont Hospital Obligated Group), Series 2014D, RB, 5.00%, 09/01/39		20	22,448
Sacramento County Sanitation Districts Financing Authority, Series 2035B, RB, VRDN, 1.96%, 12/02/19(m)		110	104,735

19

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Municipal Bonds (continued)
Salt Lake City Corp.;
Series 2017A, RB, 5.00%, 07/01/47	USD	35	$41,082
Series 2017B, RB, 5.00%, 07/01/47		25	29,863
Salt River Project Agricultural Improvement & Power District, Series 2015A, RB, 5.00%, 12/01/45		80	92,973
San Antonio Water System, Series 2015B, RB, 5.00%, 05/15/39		20	23,359
San Diego Public Facilities Financing Authority, Series 2016A, RB, 5.00%, 05/15/39		25	30,418
San Francisco City & County Airport Comm- San Francisco International Airport, Series 2016B, RB, 5.00%, 05/01/46		40	46,746
San Jose Redevelopment Agency Successor Agency;
Series 2017A-T, 2.96%, 08/01/24		50	52,200
Series 2017A-T, 3.18%, 08/01/26		25	26,576
South Carolina Public Service Authority, Series 2016D, RB, 2.39%, 12/01/23		116	118,644
State of California;
Series 2019, GO, 2.65%, 04/01/26		135	138,683
Series 2009, GO, 7.50%, 04/01/34		60	91,975
Series 2018, GO, 4.60%, 04/01/38		265	300,242
Series 2009, GO, 7.55%, 04/01/39		30	49,420
Series 2009, GO, 7.30%, 10/01/39		40	62,324
Series 2009, GO, 7.35%, 11/01/39		120	188,755
State of Connecticut;
Series 2017A, GO, 2.99%, 01/15/23		50	51,235
Series 2017A, GO, 3.31%, 01/15/26		65	68,422
Series 2008A, GO, 5.85%, 03/15/32		80	105,109
State of Illinois, Series 2003, GO, 5.10%, 06/01/33		175	189,264
State of Maryland, Series 2019A, GO, 5.00%, 08/01/30		40	52,679
State of Ohio;
Series 2017A, GO, 5.00%, 05/01/36		40	47,209
Series 2017A, GO, 5.00%, 05/01/37		30	35,390
State of Oregon, Series 2003, GO, 5.89%, 06/01/27		105	127,357
State of Washington;
Series 2016A-1, GO, 5.00%, 08/01/40		40	47,075
Series 2018B, GO, 5.00%, 08/01/40		20	24,407
Series 2018B, GO, 5.00%, 08/01/41		20	24,385
State of Wisconsin;
Series 2017C, RB, 3.15%, 05/01/27		30	31,841
Series 2017B, GO, 5.00%, 05/01/36		20	23,580
Series 2017B, GO, 5.00%, 05/01/38		20	23,484
Tennessee Housing Development Agency (Residential Finance Program);
Series 2018-3, RB, 3.75%, 07/01/38		10	10,674
Series 2018-3, RB, 3.85%, 07/01/43		10	10,566
Series 2018-3, RB, 3.95%, 01/01/49		5	5,329
Texas A&M University, Series 2017B, RB, 2.84%, 05/15/27		30	31,190
Texas Municipal Gas Acquisition & Supply Corp. I, Series 2008D, RB, 6.25%, 12/15/26		10	11,642
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segment 3C Project);
Series 2016, RB, 5.00%, 12/31/55		25	27,846
RB, 5.00%, 06/30/58		90	105,167
Tobacco Settlement Finance Authority, Series 2007A, RB, 7.47%, 06/01/47		55	56,803

Security		Par (000)	Value

Municipal Bonds (continued)
TSASC, Inc., Series 2017A, RB, 5.00%, 06/01/41	USD	20	$22,341
University of California;
Series 2017AX, RB, 3.06%, 07/01/25		25	26,255
Series 2019BD, RB, 3.35%, 07/01/29		80	86,548
Series 2013AJ, RB, 4.60%, 05/15/31		50	58,139
Series 2015AO, RB, 5.00%, 05/15/32		20	23,987
Series 2009R, RB, 5.77%, 05/15/43		50	67,888
Series 2012AD, RB, 4.86%, 05/15/12		50	66,177
University of California Medical Center;
Series 2016L, RB, 5.00%, 05/15/47		20	23,260
Series 2009F, RB, 6.58%, 05/15/49		75	112,080
Virginia Small Business Financing Authority (Transform 66 P3 Project);
Series 2017, RB, 5.00%, 12/31/52		30	34,604
Series 2017, RB, 5.00%, 12/31/56		30	34,513
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2016A, RB, 5.00%, 06/01/20		20	20,458
Series 2016A, RB, 5.00%, 06/01/21		20	21,132
Series 2016A, RB, 5.00%, 06/01/22		20	21,785
Series 2016A, RB, 5.00%, 06/01/23		20	22,414
Series 2016A, RB, 5.00%, 06/01/24		20	23,018

Total Municipal Bonds — 2.0% (Cost: $9,234,095)			9,918,686

Non-Agency Mortgage-Backed Securities — 2.2%

Collateralized Mortgage Obligations — 0.9%
Alternative Loan Trust:
Series 2005-22T1, Class A1, 2.37%, 06/25/35(d)		64	55,333
Series 2005-72, Class A3, 2.62%, 01/25/36(d)		24	20,794
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		26	20,035
Series 2006-OA21, Class A1, 2.23%, 03/20/47(d)		888	768,228
Series 2006-OA9, Class 2A1B, 2.24%, 07/20/46(d)		132	109,009
Series 2006-OC10, Class 2A3, 2.25%, 11/25/36(d)		24	19,582
Series 2007-OA3, Class 1A1, 2.16%, 04/25/47(d)		37	35,642
Series 2007-OA3, Class 2A2, 2.20%, 04/25/47(d)		34	10,373
Series 2007-OA8, Class 2A1, 2.20%, 06/25/47(d)		25	19,868
Series 2007-OH2, Class A2A, 2.26%, 08/25/47(d)		12	10,111
American Home Mortgage Assets Trust, Series 2006-3, Class 2A11, 3.42%, 10/25/46(d)		66	59,164
APS Resecuritization Trust(b)(d):
Series 2016-1, Class 1MZ, 4.02%, 07/31/57		122	46,024
Series 2016-3, Class 3A, 4.87%, 09/27/46		106	107,016
Series 2016-3, Class 4A, 4.62%, 04/27/47(c)		42	41,124
Banc of America Funding Trust(b)(d):
Series 2014-R2, Class 1C, 0.00%, 11/26/36		61	14,594
Series 2016-R2, Class 1A1, 4.70%, 05/01/33(c)		153	158,625
Bear Stearns Mortgage Funding Trust, Series 2006-SL1, Class A1, 2.30%, 08/25/36(d)		47	46,842
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		368	267,069

20

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
CHL Mortgage Pass-Through Trust:
Series 2006-OA4, Class A1, 3.41%, 04/25/46(d)	USD	64	$30,897
Series 2007-15, Class 2A2, 6.50%, 09/25/37		101	74,758
Citicorp Mortgage Securities Trust, Series 2008-2, Class 1A1, 6.50%, 06/25/38		42	36,441
Credit Suisse Mortgage Capital Certificates(b):
Series 2009-12R, Class 3A1, 6.50%, 10/27/37		109	62,045
Series 2019-RPL4, Class A1, 3.83%, 08/26/58		116	117,826
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, 3.37%, 11/25/35(d)		20	5,988
CSMC Mortgage-Backed Trust, Series 2007-5, Class 1A11, 7.00%, 08/25/37(d)		28	22,900
CSMC Trust(b)(d):
Series 2009-5R, Class 4A4, 4.25%, 06/25/36		29	26,447
Series 2018-RPL8, Class A1, 4.12%, 07/25/58		145	145,932
Series 2019-JR1, Class A1, 4.10%, 09/27/66		550	551,484
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class A2A, 2.19%, 08/25/47(d)		138	97,089
Deutsche Alt-A Securities, Inc., Series 2007-RS1, Class A2, 2.64%, 01/27/37(b)(d)		3	3,174
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, 4.45%, 03/25/36(d)		10	9,926
GSR Mortgage Loan Trust, Series 2007-1F, Class 2A4, 5.50%, 01/25/37		5	5,121
IndyMac INDX Mortgage Loan Trust, Series 2007-AR19, Class 3A1, 3.72%, 09/25/37(d)		37	26,764
JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A4, 2.23%, 03/25/37(d)		54	51,658
JPMorgan Mortgage Trust, Series 2017-3, Class 1A6, 3.00%, 08/25/47(b)(d)		248	249,528
LSTAR Securities Investment Trust, Series 2019-2, Class A1, 3.59%, 04/01/24(b)(d)		123	122,853
MCM Trust(b)(c):
Series 2018-NPL1, Class A, 4.00%, 05/28/58		252	252,165
Series 2018-NPL2, Class A, 4.00%, 10/25/28(e)		157	158,091
New Residential Mortgage Loan Trust(b):
Series 2019-2A, Class A1, 4.25%, 12/25/57(d)		90	93,626
Series 2019-RPL1, Class A1, 4.33%, 02/26/24(e)		95	95,542
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2007-2, Class A4, 2.44%, 06/25/37(d)		7	5,711
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class M2, 4.75%, 07/25/56(b)(d)		30	30,205
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 4.03%, 04/25/36(d)		14	11,458
Structured Asset Mortgage Investments II Trust, Series 2006-AR4, Class 3A1, 2.21%, 06/25/36(d)		19	18,335
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust: Series 2006-4, Class 1A1, 6.00%, 04/25/36		80	75,680

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2006-4, Class 3A5, 6.35%, 05/25/36(e)	USD	74	$66,662

			4,257,739

Commercial Mortgage-Backed Securities — 1.2%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, 4.15%, 09/15/34(b)(d)		100	100,311
BAMLL Commercial Mortgage Securities Trust(b)(d):
Series 2015-200P, Class F, 3.72%, 04/14/33		100	100,951
Series 2018-DSNY, Class D, 3.73%, 09/15/34		100	100,312
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.48%, 01/15/49(d)		7	6,763
Bayview Commercial Asset Trust(b)(d):
Series 2005-4A, Class A1, 2.32%, 01/25/36		25	24,541
Series 2005-4A, Class M1, 2.47%, 01/25/36		19	18,432
Series 2006-1A, Class A2, 2.38%, 04/25/36		12	11,466
Series 2006-3A, Class A1, 2.27%, 10/25/36		18	17,351
Series 2006-3A, Class A2, 2.32%, 10/25/36		18	17,389
Series 2006-4A, Class A1, 2.25%, 12/25/36		210	202,265
BBCMS Mortgage Trust, Series 2018-TALL, Class A, 2.75%, 03/15/37(b)(d)		15	14,963
BBCMS Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35(b)		100	104,130
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class AM, 5.51%, 01/12/45(d)		12	11,585
Benchmark Mortgage Trust, Series 2019-B10, Class 3CCA, 4.03%, 03/15/62(b)(d)		80	84,928
BHMS, Series 2018-ATLS, Class A, 3.28%, 07/15/35(b)(d)		100	99,999
BWAY Mortgage Trust, Series 2013-1515, Class C, 3.45%, 03/10/33(b)		100	103,326
BX Commercial Mortgage Trust, Series 2018-IND, Class H, 5.03%, 11/15/35(b)(d)		173	173,140
BXP Trust(b)(d):
Series 2017-CC, Class D, 3.67%, 08/13/37		25	25,728
Series 2017-CC, Class E, 3.67%, 08/13/37		40	40,173
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 3.78%, 12/15/37(b)(d)		100	100,499
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.67%, 04/10/29(b)(d)		10	10,225
CD Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%, 10/15/48		130	134,165
Series 2017-CD3, Class A4, 3.63%, 02/10/50		10	10,834
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48		10	10,834
CFK Trust, Series 2019-FAX, Class D, 4.64%, 01/15/39(b)(d)		100	114,540
CGDBB Commercial Mortgage Trust(b)(d):
Series 2017-BIOC, Class A, 2.82%, 07/15/32		100	100,000
Series 2017-BIOC, Class D, 3.63%, 07/15/32		100	100,000
Series 2017-BIOC, Class E, 4.18%, 07/15/32		100	100,000
Citigroup Commercial Mortgage Trust:
Series 2016-C1, Class C, 5.12%, 05/10/49(d)		30	33,376
Series 2016-C1, Class D, 5.12%, 05/10/49(b)(d)		10	10,467
Series 2017-C4, Class A4, 3.47%, 10/12/50		20	21,513

21

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust:
Series 2014-CR16, Class A4, 4.05%, 04/10/47	USD	87	$93,414
Series 2014-CR17, Class A5, 3.98%, 05/10/47		43	46,169
Series 2014-CR18, Class A4, 3.55%, 07/15/47		10	10,485
Series 2014-CR19, Class A5, 3.80%, 08/10/47		30	32,108
Series 2014-LC15, Class A4, 4.01%, 04/10/47		20	21,442
Series 2014-UBS4, Class C, 4.80%, 08/10/47(d)		20	20,943
Series 2015-CR23, Class CMD, 3.81%, 05/10/48(b)(d)		110	110,181
Series 2015-CR25, Class A4, 3.76%, 08/10/48		40	43,068
Series 2015-CR25, Class C, 4.69%, 08/10/48(d)		60	63,361
Series 2015-LC19, Class A4, 3.18%, 02/10/48		23	24,032
Series 2017-COR2, Class D, 3.00%, 09/10/50(b)		100	94,508
Core Industrial Trust, Series 2015-TEXW, Class F, 3.98%, 02/10/34(b)(d)		100	100,440
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class A4, 3.50%, 06/15/57		10	10,598
Series 2019-C15, Class A4, 4.05%, 03/15/52		52	58,326
Series 2019-C15, Class C, 5.15%, 03/15/52(d)		39	43,844
Series 2019-C15, Class D, 3.00%, 03/15/52(b)		28	25,670
CSMC Trust, Series 2015-GLPB, Class A, 3.64%, 11/15/34(b)		99	103,682
DBGS Mortgage Trust, Series 2019-1735, Class F, 4.33%, 04/10/37(b)(d)		100	98,693
DBUBS Mortgage Trust(b):
Series 2017-BRBK, Class A, 3.45%, 10/10/34		40	42,025
Series 2017-BRBK, Class E, 3.65%, 10/10/34(d)		170	171,421
Series 2017-BRBK, Class F, 3.65%, 10/10/34(d)		40	39,790
Exantas Capital Corp. Ltd., Series 2019-RSO7, Class AS, 3.52%, 04/15/36(b)(d)		100	100,108
GPMT Ltd., Series 2018-FL1, Class A, 2.94%, 11/21/35(b)(d)		59	59,036
GS Mortgage Securities Corp. II, Series 2013-KING, Class E, 3.55%, 12/10/27(b)(d)		350	349,344
GS Mortgage Securities Corp. Trust(b)(d):
Series 2017-500K, Class D, 3.33%, 07/15/32		10	10,003
Series 2017-500K, Class E, 3.53%, 07/15/32		20	20,025
Series 2017-500K, Class F, 3.83%, 07/15/32		10	10,025
GS Mortgage Securities Trust:
Series 2014-GC24, Class A5, 3.93%, 09/10/47		20	21,530
Series 2015-GS1, Class A3, 3.73%, 11/10/48		10	10,824
Series 2017-GS7, Class A4, 3.43%, 08/10/50		44	46,910
Series 2017-GS7, Class D, 3.00%, 08/10/50(b)		10	9,560
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/31(b)		100	101,580

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
IMT Trust, Series 2017-APTS, Class AFX, 3.48%, 06/15/34(b)	USD	100	$104,943
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class A5, 3.77%, 08/15/47		30	32,040
Series 2014-C22, Class A4, 3.80%, 09/15/47		10	10,699
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class C, 4.51%, 03/15/50(d)		100	107,835
JPMorgan Chase Commercial Mortgage Securities Trust(b):
Series 2015-UES, Class D, 3.74%, 09/05/32(d)		110	110,413
Series 2016-NINE, Class A, 2.95%, 10/06/38(d)		100	103,119
Series 2018-WPT, Class FFX, 5.54%, 07/05/33		10	10,377
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 1A, 2.27%, 03/25/37(b)(d)		19	18,596
MAD Mortgage Trust, Series 2017-330M, Class E, 4.17%, 08/15/34(b)(d)		100	100,318
Madison Avenue Trust, Series 2013-650M, Class D, 4.17%, 10/12/32(b)(d)		120	121,043
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class A5, 3.89%, 06/15/47		70	74,778
Series 2015-C26, Class D, 3.06%, 10/15/48(b)		26	24,722
Morgan Stanley Capital I Trust:
Series 2006-IQ11, Class C, 6.39%, 10/15/42(d)		100	102,490
Series 2007-T27, Class AJ, 6.14%, 06/11/42(d)		39	40,977
Series 2017-CLS, Class F, 4.63%, 11/15/34(b)(d)		84	84,262
Series 2017-HR2, Class D, 2.73%, 12/15/50		10	9,140
Series 2019-AGLN, Class D, 3.78%, 03/15/34(b)(d)		100	100,000
Series 2019-AGLN, Class F, 4.63%, 03/15/34(b)(d)		100	100,000
Series 2019-L2, Class A4, 4.07%, 03/15/52		13	14,664
PFP Ltd.(b)(d):
Series 2019-5, Class A, 3.00%, 04/14/36		19	19,010
Series 2019-5, Class AS, 3.45%, 04/14/36		10	10,013
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class C, 3.89%, 02/15/48		27	27,313
Series 2015-C31, Class A4, 3.70%, 11/15/48		10	10,770
Series 2015-P2, Class A4, 3.81%, 12/15/48		30	32,551
Series 2015-P2, Class D, 3.24%, 12/15/48(b)		25	22,532
Series 2017-C39, Class D, 4.50%, 09/15/50(b)(d)		63	64,289
Series 2017-C41, Class D, 2.60%, 11/15/50(b)(d)		25	22,216
Series 2017-HSDB, Class A, 2.89%, 12/13/31(b)(d)		100	99,706
WFRBS Commercial Mortgage Trust:
Series 2014-C21, Class A5, 3.68%, 08/15/47		30	31,881
Series 2014-C22, Class C, 3.91%, 09/15/57(d)		120	122,107

			5,730,155

Interest Only Commercial Mortgage-Backed Securities — 0.1%(d)
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class XB, 0.78%, 02/15/50		1,000	43,045
BBCMS Trust, Series 2015-SRCH, Class XA, 1.12%, 08/10/35(b)		1,000	59,570

22

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.73%, 11/05/36(b)	USD	4,250	$126,604
Benchmark Mortgage Trust, Series 2019-B9, Class XA, 1.21%, 03/15/52		999	81,428
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XB, 0.89%, 05/10/58		120	5,365
Commercial Mortgage Trust, Series 2015-3BP, Class XA, 0.17%, 02/10/35(b)		2,522	12,887
Core Industrial Trust, Series 2015-TEXW, Class XA, 0.90%, 02/10/34(b)		992	14,726
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(b)		1,800	83,305
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.26%, 03/10/50(b)		875	36,351
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XF, 1.35%, 12/15/47(b)		100	4,934
Morgan Stanley Capital I Trust, Series 2018-H4, Class XA, 1.04%, 12/15/51		209	13,687
One Market Plaza Trust(b):
Series 2017-1MKT, Class XCP, 0.22%, 02/10/32		1,000	3,440
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32(c)		200	2

			485,344

Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(b)(l)		39	3,282

Total Non-Agency Mortgage-Backed Securities — 2.2% (Cost: $10,106,165)			10,476,520

	Beneficial Interest (000)

Other Interests — 0.0%(o)

Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.(c)(f)(i)		620	—

Total Other Interests — 0.0%			—

	Par (000)

Capital Trusts — 0.1%

Banks — 0.0%
JPMorgan Chase & Co., Series FF, 5.00%(h)(p)		125	127,797

Capital Markets — 0.0%(h)(p)
Bank of New York Mellon Corp. (The), Series F, 4.62%		97	99,130
State Street Corp.:
Series F, 5.25%		90	91,575
Series H, 5.63%		140	144,862

			335,567

Entertainment — 0.1%
NBCUniversal Enterprise, Inc., 5.25%(b)(h)		265	272,950

Total Capital Trusts — 0.1% (Cost: $725,193)			736,314

Security		Par (000)	Value

U.S. Government Sponsored Agency Securities — 20.7%

Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K072, Class A2, 3.44%, 12/25/27	USD	10	$10,941
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Variable Rate Notes(p):
Series K034, Class A2, 3.53%, 07/25/23		20	21,069
Series K061, Class A2, 3.35%, 11/25/26		20	21,655
Federal Home Loan Mortgage Corp. Variable Rate Notes, Series 2018-SB52, Class A10F, 3.48%, 06/25/28(p)		29	30,622
Government National Mortgage Association:
Series 2015-97, Class VA, 2.25%, 12/16/38		16	16,066
Series 2016-158, Class VA, 2.00%, 03/16/35		87	84,082

			184,435

Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Variable Rate Notes(p):
Series K718, Class X1, 0.73%, 01/25/22		176	2,115
Series KW03, Class X1, 0.98%, 06/25/27		114	5,695
Government National Mortgage Association:
Series 2014-40, Class AI, 1.00%, 02/16/39		52	254
Series 2014-52, Class AI, 0.83%, 08/16/41		141	2,935
Government National Mortgage Association Variable Rate Notes:
Series 2013-63, 0.79%, 09/16/51(p)		817	41,437
Series 2016-13, 0.87%, 04/16/57(p)		180	10,988
Series 2016-26, 0.96%, 02/16/58(p)		447	30,747
Series 2016-87, 1.00%, 08/16/58(p)		179	12,089
Series 2016-92, 1.01%, 04/16/58(p)		111	7,834
Series 2016-110, 1.03%, 05/16/58(p)		115	8,538
Series 2016-113, (LIBOR USD 1 Month + 0.00%), 1.18%, 02/16/58(a)		109	9,779

			132,411

Mortgage-Backed Securities — 20.6%
Federal Home Loan Mortgage Corp.:
2.50%, 01/01/29 - 04/01/31		381	385,849
3.00%, 09/01/27 - 04/01/47		1,520	1,565,240
3.50%, 04/01/31 - 01/01/48		2,827	2,980,621
4.00%, 08/01/40 - 08/01/47		988	1,052,880
4.50%, 02/01/39 - 04/01/49		2,393	2,587,394
5.00%, 10/01/41 - 11/01/41		238	261,493
5.50%, 06/01/41		95	107,688
6.00%, 01/01/34		55	61,384
Federal National Mortgage Association, 4.00%, 01/01/41		18	19,184
Government National Mortgage Association:
3.00%, 02/15/45 - 12/20/46		2,193	2,262,502
3.00%, 10/15/49 - 11/15/49(q)		1,358	1,392,701
3.50%, 01/15/42 - 10/20/46		5,826	6,093,972
3.50%, 10/15/49(q)		990	1,025,815
4.00%, 04/20/39 - 06/20/47		459	486,784
4.00%, 10/15/49 - 11/15/49(q)		3,745	3,893,393
4.50%, 12/20/39 - 09/20/48		986	1,054,976
4.50%, 10/15/49 - 11/15/49(q)		2,042	2,132,753
5.00%, 12/15/38 - 07/20/42		152	170,008
5.00%, 10/15/49 - 11/15/49(q)		962	1,013,689
5.50%, 10/15/49(q)		295	317,897
7.50%, 03/15/32		2	2,970
Uniform Mortgage-Backed Securities:
2.00%, 10/01/31 - 03/01/32		223	221,328

23

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 09/01/27 - 02/01/33	USD	1,098	$1,112,113
2.50%, 10/25/34 - 10/25/49(q)		722	722,456
3.00%, 04/01/29 - 11/01/48		4,665	4,804,512
3.00%, 10/25/34 - 10/25/49(q)		5,865	5,958,324
3.50%, 04/01/29 - 01/01/48		5,518	5,809,542
3.50%, 10/25/49 - 11/25/49(q)		16,131	16,547,170
4.00%, 10/01/33 - 08/01/48		5,446	5,828,904
4.00%, 10/25/49 - 11/25/49(q)		14,086	14,620,845
4.50%, 02/01/25 - 05/01/49		5,830	6,339,658
4.50%, 09/25/49 - 11/25/49(q)		6,826	7,180,851
5.00%, 09/01/35 - 06/01/45		294	323,336
5.00%, 10/25/49(q)		347	371,642
5.50%, 02/01/35 - 04/01/41		606	681,215
6.00%, 12/01/27 - 06/01/41		346	397,401
6.50%, 05/01/40		97	111,542

			99,900,032

Total U.S. Government Sponsored Agency Securities — 20.7% (Cost: $98,861,062)			100,216,878

U.S. Treasury Obligations — 4.8%
U.S. Treasury Bonds:
4.25%, 05/15/39		68	93,659
4.50%, 08/15/39		68	96,712
4.38%, 11/15/39		68	95,389
3.13%, 02/15/43		277	330,377
2.88%, 05/15/43 - 11/15/46		531	611,493
3.63%, 08/15/43		277	357,254
3.75%, 11/15/43		277	364,352
3.00%, 02/15/48		254	301,575
2.25%, 08/15/49(r)		1,117	1,148,808
U.S. Treasury Inflation Linked Notes, 0.50%, 04/15/24		7,873	7,967,216
U.S. Treasury Notes:
2.00%, 07/31/20(r)		1,035	1,036,092
2.50%, 12/31/20		771	777,626
1.13%, 07/31/21		1,166	1,154,386
1.75%, 07/31/21 - 07/31/24		3,140	3,158,146
1.50%, 01/31/22 - 08/15/26		2,142	2,132,498
2.13%, 12/31/22 - 05/15/25		1,611	1,649,317
2.75%, 05/31/23		518	539,529
2.00%, 02/15/25		650	663,686
2.25%, 08/15/27		518	541,533
2.88%, 08/15/28		157	172,626
3.13%, 11/15/28		157	176,257
1.63%, 08/15/29		32	31,853

Total U.S. Treasury Obligations — 4.8% (Cost: $22,889,614)			23,400,384

Total Long-Term Investments — 107.0% (Cost: $497,144,801)			518,943,710

Security		Par (000)	Value

Short-Term Securities — 4.3%

Borrowed Bond Agreements — 0.4%(s)
Bank of America Securities, Inc., 1.75%, 10/01/19 (Purchased on 09/30/19 to be repurchased at USD 636,162, collateralized by U.S. Treasury Notes, 1.25%, due at 08/31/24, par and fair value of USD 645,000 and $635,955, respectively)	USD	636	$636,131
Bank of America Securities, Inc., 1.85%, 10/01/19 (Purchased on 09/30/19 to be repurchased at USD 1,274,470, collateralized by U.S. Treasury Notes, 1.50%, due at 08/15/22, par and fair value of USD 1,276,000 and $1,273,059, respectively)		1,274	1,274,405
Bank of America Securities, Inc., 2.35%, 10/01/19 (Purchased on 09/30/19 to be repurchased at USD 26,684, collateralized by U.S. Treasury Notes, 2.00%, due at 05/31/24, par and fair value of USD 26,000 and $26,519, respectively)		27	26,683
Credit Suisse Securities USA LLC, 1.25%, Open (Purchased on 09/17/19 to be repurchased at USD 12,187, collateralized by YPF SA, 8.50%, due at 03/23/21, par and fair value of USD 14,000 and $12,082, respectively)(t)		12	12,180

Total Borrowed Bond Agreements — 0.4% (Cost: $1,949,399)			1,949,399

Foreign Government Obligations — 0.1%

Egypt — 0.1%
Arab Republic of Egypt Treasury Bills(u):
19.82%, 11/05/19	EGP	475	28,711
16.37%, 05/05/20		750	42,212

			70,923

Nigeria — 0.0%
Federal Republic of Nigeria Treasury Bills(u):
14.24%, 10/03/19	NGN	1,780	4,846
12.22%, 11/28/19		3,560	9,629
14.62%, 01/16/20		3,560	9,457
11.12%, 01/30/20		5,340	14,114
13.49%, 05/28/20		3,560	8,993
12.33%, 07/30/20		1,780	4,380

			51,419

Total Foreign Government Obligations — 0.1% (Cost: $120,297)			122,342

		Shares

Money Market Funds — 3.8%(v)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%*		9,903,286	9,903,286
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Class, 1.77%		48,091	48,091

24

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Shares	Value

Money Market Funds (continued)
SL Liquidity Series, LLC, Money Market Series, 2.13%(w)*		8,585,924	$8,587,641

Total Money Market Funds — 3.8% (Cost: $18,539,018)			18,539,018

Total Short-Term Securities — 4.3% (Cost: $20,608,714)			20,610,759

Total Options Purchased — 0.0% (Cost: $69,611)			62,361

Total Investments Before Options Written, Borrowed Bonds and TBA Sale Commitments — 111.3% (Cost: $517,823,126)			539,616,830

Total Options Written — (0.0)% (Premium Received — $17,817)			(16,687)

	Par (000)

Borrowed Bonds — (0.4)%

Foreign Agency Obligations — (0.0)%
YPF SA:
8.50%, 03/23/21	USD	14	(12,082)

			(12,082)

Total Foreign Agency Obligations — (0.0)% (Proceeds: $13,682)			(12,082)

U.S. Treasury Obligations — (0.4)%
U.S. Treasury Notes:
1.25%, 08/31/24		645	(635,955)
1.50%, 08/15/22		1,276	(1,273,059)
2.00%, 05/31/24		26	(26,519)

			(1,935,533)

Total U.S. Treasury Obligations — (0.4)% (Proceeds: $1,972,609)			(1,935,533)

Total Borrowed Bonds — (0.4)% (Proceeds: $1,986,291)			(1,947,615)

TBA Sale Commitments — (5.7)%(q)

Mortgage-Backed Securities — (5.7)%
Government National Mortgage Association:
3.00%, 10/15/49		255	(261,151)
3.50%, 10/15/49 - 12/15/49		1,880	(1,947,443)
4.00%, 10/15/49		1,167	(1,213,612)
4.50%, 10/15/49		1,502	(1,579,256)
5.00%, 10/15/49		481	(507,117)
Uniform Mortgage-Backed Securities:
2.50%, 10/25/34 - 11/25/34		880	(887,532)
3.00%, 10/25/34 - 11/25/49		6,050	(6,140,136)
3.50%, 10/25/34 - 10/25/49		5,374	(5,512,282)
4.00%, 10/25/34 - 10/25/49		3,797	(3,940,844)
4.50%, 09/25/49 - 10/25/49		4,406	(4,631,825)
5.50%, 10/25/49		455	(492,520)

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
6.00%, 10/25/49	USD	280	$(309,794)

Total TBA Sale Commitments — (5.7)% (Proceeds: $27,402,356)			(27,423,512)

Total Investments Net of Options Written, Borrowed Bonds and TBA Sale Commitments — 105.2% (Cost: $488,416,662)			510,229,016

Liabilities in Excess of Other Assets — (5.2)%			(25,433,408)

Net Assets — 100.0%			$484,795,608

25

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Balanced Capital Portfolio

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Non-income producing security.
(g)	Security, or a portion of the security, is on loan.
(h)	Perpetual security with no stated maturity date.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Convertible security.
(k)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)	Zero-coupon bond.
(m)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(n)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(o)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(p)	Variable rate security. Rate shown is the rate in effect as of period end.
(q)	Represents or includes a TBA transaction.
(r)	All or a portion of the security has been pledged in connection with outstanding futures contracts.
(s)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(t)	The amount to be repurchased assumes the maturity will be the day after the period end.
(u)	Rates are discount rates or a range of discount rates as of period end.
(v)	Annualized 7-day yield as of period end.
(w)	Security was purchased with the cash collateral from loaned securities.
*

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 12/31/18	Shares Purchased	Shares Sold	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	5,808,467	4,094,819	—	9,903,286	$9,903,286	$199,686		$—	$—
SL Liquidity Series, LLC, Money Market Series(b)	5,719,066	2,866,858	—	8,585,924	8,587,641	31,372	(c)	3,234	261
BlackRock Allocation Target Shares-BATS Series A	—	123,885	—	123,885	1,253,717	20,820		—	3,716
iShares Edge MSCI Multifactor USA ETF(d)	12,018	—	(12,018)	—	—	—		(12,135)	52,879
iShares iBoxx $ High Yield Corporate Bond ETF(d)	11,100	—	(11,100)	—	—	—		(12,573)	10,012
iShares J.P. Morgan USD Emerging Markets Bond ETF(d)	5,333	—	(5,333)	—	—	—		(220)	53

					$19,744,644	$251,878		$(21,694)	$66,921

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held by the Fund.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

26

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Balanced Capital Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-BTP	4	12/06/19	$636	$2,948
U.S. Treasury Ultra Bond	61	12/19/19	11,706	(178,215)
S&P 500 E-Mini Index	125	12/20/19	18,616	(134,695)
U.S. Treasury 2 Year Note	29	12/31/19	6,250	7,501
U.S. Treasury 5 Year Note	35	12/31/19	4,170	12,683

				(289,778)

Short Contracts
Euro-Bund	3	12/06/19	570	(2,859)
Euro-Buxl	4	12/06/19	948	2,463
U.S. Treasury 10 Year Note	215	12/19/19	28,017	115,880
U.S. Treasury 10 Year Ultra Note	15	12/19/19	2,136	(30,545)
U.S. Treasury Long Bond	4	12/19/19	649	2,869

				87,808

				$(201,970)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	43,545	EUR	30,000	Deutsche Bank AG	10/01/19	$169
BRL	1,307,045	EUR	285,000	BNP Paribas SA	10/02/19	3,940
BRL	41,911	USD	10,000	Citibank NA	10/02/19	87
USD	36,000	BRL	148,097	Morgan Stanley & Co. International plc	10/02/19	357
USD	1,072,461	EUR	973,000	Bank of America NA	10/03/19	11,859
INR	2,164,200	USD	30,000	BNP Paribas SA	10/07/19	564
USD	14,000	ARS	697,200	Citibank NA	10/07/19	2,991
EGP	464,139	USD	28,000	BNP Paribas SA	10/09/19	449
EGP	916,300	USD	55,000	Morgan Stanley & Co. International plc	10/09/19	1,164
USD	5,000	ARS	298,000	JPMorgan Chase Bank NA	10/09/19	302
USD	10,000	ARS	606,000	Morgan Stanley & Co. International plc	10/09/19	447
TRY	157,157	USD	27,000	UBS AG	10/10/19	750
USD	27,000	KRW	32,170,500	BNP Paribas SA	10/10/19	162
USD	42,000	KRW	50,052,988	UBS AG	10/10/19	244
USD	10,000	ARS	602,500	Goldman Sachs International	10/15/19	550
USD	54,000	SGD	74,497	BNP Paribas SA	10/15/19	93
USD	36,000	CLP	25,563,600	Citibank NA	10/16/19	931
USD	38,000	CLP	27,014,200	Citibank NA	10/23/19	935
USD	45,238	COP	155,618,700	Citibank NA	10/23/19	565
USD	127,576	COP	437,547,100	Credit Suisse International	10/23/19	1,970
USD	140,409	COP	482,551,200	JPMorgan Chase Bank NA	10/23/19	1,884
USD	39,000	COP	135,018,000	Morgan Stanley & Co. International plc	10/23/19	241
USD	178,684	COP	610,288,600	Natwest Markets plc	10/23/19	3,489
USD	27,000	ZAR	397,570	Morgan Stanley & Co. International plc	10/23/19	827
ZAR	1,498,112	USD	98,570	Citibank NA	10/23/19	54
USD	36,000	RUB	2,314,080	Bank of America NA	10/25/19	428
TWD	1,177,844	USD	38,000	UBS AG	10/30/19	24
BRL	41,945	USD	10,000	UBS AG	11/04/19	70
RUB	6,265,725	USD	95,000	JPMorgan Chase Bank NA	11/06/19	1,163
RUB	7,646,350	USD	115,000	Morgan Stanley & Co. International plc	11/06/19	2,352
USD	37,237	EUR	34,000	JPMorgan Chase Bank NA	11/06/19	75
USD	983,373	MXN	19,268,403	BNP Paribas SA	11/06/19	13,022
USD	133,000	MXN	2,618,096	HSBC Bank plc	11/06/19	1,154
USD	179,500	RUB	11,621,768	Bank of America NA	11/06/19	1,136
USD	57,500	RUB	3,696,963	Citibank NA	11/06/19	761
USD	10,000	ARS	702,500	Goldman Sachs International	11/29/19	26

27

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Balanced Capital Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	570,680	EUR	440,000	Deutsche Bank AG	12/13/19	$88,408
CAD	270,742	AUD	296,000	Citibank NA	12/18/19	4,345
CHF	40,512	EUR	37,000	JPMorgan Chase Bank NA	12/18/19	303
EUR	340,000	CAD	493,046	JPMorgan Chase Bank NA	12/18/19	200
NOK	1,675,000	SEK	1,784,929	Bank of America NA	12/18/19	2,042
USD	55,000	AUD	80,178	BNP Paribas SA	12/18/19	749
USD	19,000	CHF	18,773	BNP Paribas SA	12/18/19	58
USD	206,155	EUR	185,000	JPMorgan Chase Bank NA	12/18/19	3,285
USD	18,000	EUR	16,324	Natwest Markets plc	12/18/19	99
USD	55,000	GBP	44,293	JPMorgan Chase Bank NA	12/18/19	362
USD	270,000	JPY	29,018,520	BNP Paribas SA	12/18/19	60
USD	56,000	JPY	6,019,937	Citibank NA	12/18/19	1
USD	35,000	JPY	3,761,660	Royal Bank of Canada	12/18/19	8
USD	1,000	NOK	9,037	Bank of America NA	12/18/19	5
USD	164,988	NZD	259,000	BNP Paribas SA	12/18/19	2,512
USD	186,486	NZD	296,000	Citibank NA	12/18/19	799
USD	574,376	EUR	440,000	Deutsche Bank AG	02/25/20	89,447
JPY	59,510,000	USD	551,427	JPMorgan Chase Bank NA	03/16/20	5,505
USD	594,031	JPY	59,510,000	HSBC Bank plc	03/16/20	37,098

						290,521

CAD	490,816	EUR	340,000	JPMorgan Chase Bank NA	10/01/19	(114)
EUR	370,000	CAD	535,575	Deutsche Bank AG	10/01/19	(972)
BRL	548,087	USD	134,000	Citibank NA	10/02/19	(2,088)
BRL	188,669	USD	46,000	Morgan Stanley & Co. International plc	10/02/19	(592)
EUR	296,000	BRL	1,358,882	BNP Paribas SA	10/02/19	(4,426)
USD	125,000	BRL	520,900	BNP Paribas SA	10/02/19	(369)
USD	19,000	BRL	79,152	Morgan Stanley & Co. International plc	10/02/19	(50)
USD	10,000	BRL	41,863	UBS AG	10/02/19	(75)
USD	10,000	ARS	665,000	JPMorgan Chase Bank NA	10/04/19	(527)
USD	9,000	ARS	589,500	Morgan Stanley & Co. International plc	10/04/19	(331)
ARS	917,700	USD	19,000	BNP Paribas SA	10/07/19	(4,510)
ARS	232,000	USD	4,000	Goldman Sachs International	10/07/19	(337)
ARS	289,250	USD	5,000	Morgan Stanley & Co. International plc	10/07/19	(433)
USD	30,000	INR	2,155,500	HSBC Bank plc	10/07/19	(441)
KRW	32,334,946	USD	27,000	BNP Paribas SA	10/10/19	(25)
USD	27,000	TRY	157,420	UBS AG	10/10/19	(797)
ARS	986,000	USD	20,000	JPMorgan Chase Bank NA	10/15/19	(4,535)
SGD	74,521	USD	54,000	BNP Paribas SA	10/15/19	(76)
USD	10,000	ARS	690,000	BNP Paribas SA	10/15/19	(822)
USD	20,000	ARS	1,390,000	Goldman Sachs International	10/15/19	(1,802)
CLP	31,944,150	USD	45,000	Natwest Markets plc	10/16/19	(1,178)
CLP	18,295,480	USD	25,270	JPMorgan Chase Bank NA	10/23/19	(168)
CLP	9,222,885	USD	12,730	UBS AG	10/23/19	(76)
COP	160,317,000	USD	47,000	Barclays Bank plc	10/23/19	(978)
COP	120,816,000	USD	36,000	Citibank NA	10/23/19	(1,317)
COP	94,969,000	USD	28,000	UBS AG	10/23/19	(737)
USD	96,911	ZAR	1,498,112	HSBC Bank plc	10/23/19	(1,713)
ZAR	399,730	USD	27,000	Bank of America NA	10/23/19	(685)
EUR	33,000	USD	36,462	Citibank NA	10/28/19	(417)
USD	38,000	TWD	1,187,500	BNP Paribas SA	10/30/19	(335)
BRL	422,288	USD	102,000	Citibank NA	11/04/19	(614)
BRL	103,545	USD	25,000	Deutsche Bank AG	11/04/19	(140)
BRL	149,760	USD	36,000	JPMorgan Chase Bank NA	11/04/19	(45)
USD	14,000	ARS	1,038,900	BNP Paribas SA	11/04/19	(1,922)
USD	27,000	BRL	113,162	Citibank NA	11/04/19	(169)
EUR	34,000	USD	37,482	JPMorgan Chase Bank NA	11/06/19	(320)
IDR	2,046,240,000	USD	144,000	BNP Paribas SA	11/06/19	(252)
IDR	1,374,684,000	USD	97,000	Citibank NA	11/06/19	(428)
MXN	2,782,376	USD	142,000	BNP Paribas SA	11/06/19	(1,880)
USD	268,376	IDR	3,859,777,346	Bank of America NA	11/06/19	(2,774)
USD	72,368	IDR	1,042,820,205	BNP Paribas SA	11/06/19	(890)
USD	211,623	IDR	3,071,475,662	Citibank NA	11/06/19	(4,148)

28

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Balanced Capital Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	144,000	IDR	2,127,600,000	JPMorgan Chase Bank NA	11/06/19	$(5,464)
USD	144,000	MXN	2,874,787	Citibank NA	11/06/19	(773)
USD	478,878	RUB	31,632,029	Morgan Stanley & Co. International plc	11/06/19	(6,592)
ARS	1,027,750	USD	20,000	HSBC Bank plc	11/13/19	(4,666)
USD	9,000	ARS	668,250	Morgan Stanley & Co. International plc	11/29/19	(488)
EUR	440,000	USD	538,349	JPMorgan Chase Bank NA	12/13/19	(56,077)
AUD	296,000	CAD	269,409	Citibank NA	12/18/19	(3,338)
AUD	370,000	NZD	399,882	JPMorgan Chase Bank NA	12/18/19	(502)
AUD	16,250	USD	11,000	JPMorgan Chase Bank NA	12/18/19	(5)
BRL	1,057,497	USD	259,000	UBS AG	12/18/19	(5,692)
CHF	17,679	USD	18,000	JPMorgan Chase Bank NA	12/18/19	(161)
EUR	37,000	CHF	40,384	Citibank NA	12/18/19	(173)
EUR	111,000	USD	122,976	Bank of America NA	12/18/19	(1,253)
EUR	30,544	USD	34,000	BNP Paribas SA	12/18/19	(506)
EUR	75,000	USD	83,319	HSBC Bank plc	12/18/19	(1,074)
EUR	110,000	USD	121,914	JPMorgan Chase Bank NA	12/18/19	(1,288)
EUR	75,000	USD	83,270	Standard Chartered Bank	12/18/19	(1,025)
JPY	38,793,265	USD	361,000	Citibank NA	12/18/19	(132)
JPY	3,106,451	USD	29,000	UBS AG	12/18/19	(103)
NOK	499,226	USD	56,000	BNP Paribas SA	12/18/19	(1,057)
NZD	88,268	USD	56,000	BNP Paribas SA	12/18/19	(628)
NZD	259,000	USD	164,724	Deutsche Bank AG	12/18/19	(2,248)
NZD	296,000	USD	186,077	JPMorgan Chase Bank NA	12/18/19	(390)
SEK	1,795,905	NOK	1,675,000	JPMorgan Chase Bank NA	12/18/19	(921)
SEK	385,818	USD	40,000	BNP Paribas SA	12/18/19	(595)
SEK	145,243	USD	15,000	Natwest Markets plc	12/18/19	(166)
USD	259,000	BRL	1,084,425	JPMorgan Chase Bank NA	12/18/19	(759)
USD	56,000	CAD	74,195	BNP Paribas SA	12/18/19	(76)
USD	55,000	JPY	5,916,172	BNP Paribas SA	12/18/19	(34)
ZAR	3,431,000	JPY	24,810,278	BNP Paribas SA	12/18/19	(6,540)
ZAR	235,000	JPY	1,696,727	JPMorgan Chase Bank NA	12/18/19	(423)
EUR	440,000	USD	542,232	JPMorgan Chase Bank NA	02/25/20	(57,302)

						(204,959)

Net Unrealized Appreciation						$85,562

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Expiration Date		Exercise Price	Barrier Price/Range		Notional Amount (000)		Value
Put
USD Currency	Up and In	Deutsche Bank AG	11/07/19	BRL	3.90	BRL	4.10	USD	172	$193

OTC Currency Options Purchased

Description	Counterparty	Expiration Date		Exercise Price	Notional Amount (000)		Value
Call
EUR Currency	BNP Paribas SA	10/11/19	USD	1.14	EUR	34	$—
USD Currency	BNP Paribas SA	10/11/19	BRL	4.07	USD	122	3,056
EUR Currency	Morgan Stanley & Co. International plc	10/23/19	CHF	1.13	EUR	370	12
USD Currency	Morgan Stanley & Co. International plc	11/14/19	TWD	30.75	USD	72	728

							3,796

Put
USD Currency	Citibank NA	10/04/19	ZAR	14.75	USD	37	3
USD Currency	Morgan Stanley & Co. International plc	10/04/19	ZAR	14.40	USD	39	—
USD Currency	Deutsche Bank AG	10/07/19	BRL	3.93	USD	73	—
EUR Currency	UBS AG	10/11/19	USD	1.12	EUR	69	1,585

29

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Balanced Capital Portfolio

OTC Currency Options Purchased (continued)

Description	Counterparty	Expiration Date		Exercise Price	Notional Amount (000)		Value
USD Currency	Deutsche Bank AG	10/18/19	RUB	66.25	USD	58	$1,214
USD Currency	BNP Paribas SA	10/29/19	BRL	4.08	USD	39	221
USD Currency	Morgan Stanley & Co. International plc	10/29/19	BRL	4.08	USD	39	220
USD Currency	Bank of America NA	10/30/19	MXN	20.15	USD	58	1,262
USD Currency	HSBC Bank plc	10/30/19	MXN	20.00	USD	146	2,374
USD Currency	Morgan Stanley & Co. International plc	10/30/19	MXN	19.50	USD	234	926
USD Currency	BNP Paribas SA	11/04/19	BRL	4.12	USD	37	370
USD Currency	HSBC Bank plc	11/14/19	BRL	4.08	USD	72	584
USD Currency	Bank of America NA	11/18/19	INR	71.50	USD	54	722
USD Currency	Bank of America NA	11/18/19	RUB	64.50	USD	54	421
USD Currency	JPMorgan Chase Bank NA	11/22/19	BRL	3.40	USD	113	—
USD Currency	JPMorgan Chase Bank NA	11/22/19	BRL	3.65	USD	272	10
USD Currency	BNP Paribas SA	12/17/19	JPY	106.00	USD	1,415	10,508
USD Currency	Royal Bank of Canada	12/17/19	JPY	106.00	USD	166	1,233
USD Currency	Deutsche Bank AG	12/20/19	JPY	106.00	USD	1,395	10,834

							32,487

							$36,283

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.70%	Semi-Annual	Bank of America NA	03/17/20	1.70%	USD	568	$14,386
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.70%	Semi-Annual	Bank of America NA	03/17/20	1.70%	USD	125	3,166

										17,552

Put
10-Year Interest Rate Swap	1.70%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	03/17/20	1.70%	USD	568	6,830
10-Year Interest Rate Swap	1.70%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	03/17/20	1.70%	USD	125	1,503

										8,333

										$25,885

OTC Currency Options Written

Description	Counterparty	Expiration Date		Exercise Price	Notional Amount (000)		Value
Call
USD Currency	Deutsche Bank AG	10/07/19	BRL	4.20	USD	36	$(149)
EUR Currency	UBS AG	10/11/19	USD	1.14	EUR	34	—
USD Currency	BNP Paribas SA	10/11/19	BRL	4.22	USD	244	(949)
USD Currency	Deutsche Bank AG	10/18/19	RUB	70.00	USD	29	(1)
USD Currency	BNP Paribas SA	10/29/19	BRL	4.30	USD	20	(107)
USD Currency	Morgan Stanley & Co. International plc	10/29/19	BRL	4.30	USD	20	(107)
USD Currency	BNP Paribas SA	11/04/19	BRL	4.30	USD	18	(120)
USD Currency	Deutsche Bank AG	11/07/19	BRL	4.10	USD	31	(843)
USD Currency	Bank of America NA	11/18/19	RUB	66.00	USD	27	(267)
USD Currency	JPMorgan Chase Bank NA	11/22/19	BRL	3.95	USD	85	(4,907)

							(7,450)

Put
USD Currency	Citibank NA	10/04/19	ZAR	14.40	USD	55	—
USD Currency	Deutsche Bank AG	10/07/19	BRL	3.80	USD	73	—
EUR Currency	UBS AG	10/11/19	USD	1.10	EUR	52	(290)
USD Currency	BNP Paribas SA	10/11/19	BRL	3.95	USD	122	(3)
USD Currency	Morgan Stanley & Co. International plc	10/29/19	BRL	3.92	USD	39	(22)

30

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Balanced Capital Portfolio

OTC Currency Options Written (continued)

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
USD Currency	BNP Paribas SA	10/29/19	BRL	3.92	USD	39	$(23)
USD Currency	Bank of America NA	10/30/19	MXN	19.65	USD	88	(570)
USD Currency	HSBC Bank plc	10/30/19	MXN	19.50	USD	234	(919)
USD Currency	BNP Paribas SA	11/04/19	BRL	4.00	USD	55	(146)
USD Currency	HSBC Bank plc	11/14/19	BRL	3.99	USD	108	(351)
USD Currency	Bank of America NA	11/18/19	RUB	62.90	USD	81	(150)
USD Currency	Bank of America NA	11/18/19	INR	70.50	USD	81	(474)
USD Currency	JPMorgan Chase Bank NA	11/22/19	BRL	3.50	USD	340	(1)
USD Currency	BNP Paribas SA	12/17/19	JPY	102.00	USD	1,581	(3,223)
USD Currency	Deutsche Bank AG	12/20/19	JPY	102.00	USD	1,395	(3,065)

							(9,237)

							$(16,687)

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
0.81%	At Termination	1 month HICPXT	At Termination	09/15/24	EUR	2,768	$(2,132)	$—	$(2,132)
1 month HICPXT	At Termination	0.99%	At Termination	09/15/29	EUR	2,768	4,165	—	4,165

							$2,033	$—	$2,033

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.33.V1	1.00%	Quarterly	12/20/24	USD	2,125	$(42,894)	$(44,308)	$1,414

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
28 day MXIBTIIE	Monthly	8.21%	Monthly	N/A		10/07/20	MXN	9,354	$5,300	$—	$5,300
6.86%	Monthly	28 day MXIBTIIE	Monthly	07/24/20	(a)	07/23/21	MXN	1,720	(503)	—	(503)
6.90%	Monthly	28 day MXIBTIIE	Monthly	07/27/20	(a)	07/26/21	MXN	2,401	(749)	—	(749)
6.78%	Monthly	28 day MXIBTIIE	Monthly	08/07/20	(a)	08/06/21	MXN	7,597	(1,962)	—	(1,962)
6 month GBP LIBOR	Semi-Annual	0.75%	Semi-Annual	N/A		09/24/21	GBP	3,680	7,515	—	7,515
6 month GBP LIBOR	Semi-Annual	0.73%	Semi-Annual	N/A		09/26/21	GBP	3,665	5,592	—	5,592
7.23%	Monthly	28 day MXIBTIIE	Monthly	N/A		07/18/22	MXN	1,865	(1,639)	—	(1,639)
7.23%	Monthly	28 day MXIBTIIE	Monthly	N/A		07/19/22	MXN	932	(820)	—	(820)
7.22%	Monthly	28 day MXIBTIIE	Monthly	N/A		07/20/22	MXN	359	(311)	—	(311)
7.21%	Monthly	28 day MXIBTIIE	Monthly	N/A		07/25/22	MXN	502	(435)	—	(435)
7.20%	Monthly	28 day MXIBTIIE	Monthly	N/A		08/03/22	MXN	3,415	(2,870)	—	(2,870)
28 day MXIBTIIE	Monthly	7.00%	Monthly	N/A		08/11/22	MXN	4,331	2,541	—	2,541
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/14/22	MXN	2,077	(1,656)	—	(1,656)
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/14/22	MXN	1,575	(1,267)	—	(1,267)
28 day MXIBTIIE	Monthly	8.13%	Monthly	N/A		02/02/24	MXN	2,286	7,103	—	7,103

31

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Balanced Capital Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
28 day MXIBTIIE	Monthly	8.14%	Monthly	N/A	02/05/24	MXN	1,643	$5,147	$—	$5,147
28 day MXIBTIIE	Monthly	6.73%	Monthly	N/A	08/09/24	MXN	1,462	563	—	563
28 day MXIBTIIE	Monthly	6.67%	Monthly	N/A	08/12/24	MXN	3,217	845	—	845
28 day MXIBTIIE	Monthly	6.72%	Monthly	N/A	08/13/24	MXN	2,768	995	—	995
28 day MXIBTIIE	Monthly	6.32%	Monthly	N/A	07/17/25	MXN	2,027	(1,337)	—	(1,337)
3 month LIBOR	Quarterly	2.13%	Semi-Annual	N/A	08/25/25	USD	65	2,276	—	2,276

								$24,328	$—	$24,328

(a)	Forward swap.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/20	USD	209	$(1,094)	$273	$(1,367)
United Mexican States	1.00%	Quarterly	Bank of America NA	09/20/20	USD	209	(1,339)	522	(1,861)
Argentine Republic	5.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/24	USD	35	21,025	20,090	935
CDX.NA.EM.32.V1	1.00%	Quarterly	Citibank NA	12/20/24	USD	101	5,286	4,925	361
Federative Republic of Brazil	1.00%	Quarterly	Citibank NA	12/20/24	USD	100	1,777	1,736	41
Federative Republic of Brazil	1.00%	Quarterly	Citibank NA	12/20/24	USD	555	9,866	9,634	232
Federative Republic of Brazil	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	363	6,449	6,877	(428)
Federative Republic of Brazil	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	61	1,088	1,160	(72)
Republic of Colombia	1.00%	Quarterly	Citibank NA	12/20/24	USD	12	(42)	(46)	4
Republic of Colombia	1.00%	Quarterly	Citibank NA	12/20/24	USD	206	(713)	(781)	68
Republic of Colombia	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/24	USD	10	(35)	(40)	5
Republic of Colombia	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/24	USD	110	(381)	(438)	57
Republic of South Africa	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	224	9,883	9,038	845
Republic of Turkey	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	145	16,772	18,820	(2,048)
State of Qatar	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	55	(1,285)	(1,428)	143
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/24	USD	102	783	805	(22)
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/24	USD	50	384	317	67
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/24	USD	509	3,910	4,017	(107)
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/24	USD	290	2,227	1,839	388
CMBX.NA.9.AAA-	0.50%	Monthly	Credit Suisse International	09/17/58	USD	60	(769)	695	(1,464)
CMBX.NA.9.AAA-	0.50%	Monthly	Deutsche Bank AG	09/17/58	USD	50	(641)	589	(1,230)
CMBX.NA.9.AAA-	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	50	(641)	581	(1,222)
CMBX.NA.9.AAA-	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	40	(513)	466	(979)
CMBX.NA.9.AAA-	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	110	(1,411)	1,373	(2,784)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	2	54	112	(58)
CMBX.NA.6.AAA-	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	43	(369)	(6)	(363)
CMBX.NA.6.AAA-	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	95	(820)	(72)	(748)
CMBX.NA.6.BBB-	3.00%	Monthly	JPMorgan Securities LLC	05/11/63	USD	20	1,684	1,864	(180)

							$71,135	$82,922	$(11,787)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	Bank of America NA	06/20/20	BBB+		USD	209		$1,094	$(316)	$1,410
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank NA	09/20/20	BBB+		USD	209		1,339	(456)	1,795

32

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Balanced Capital Portfolio

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Turkey	1.00%	Quarterly	Goldman Sachs International	12/20/24	B+		USD	36		$(4,193)	$(4,705)	$512
CMBX.NA.3.AM	0.50%	Monthly	Credit Suisse International	12/13/49	NR		USD	8		(29)	(797)	768
CMBX.NA.3.AM	0.50%	Monthly	Goldman Sachs International	12/13/49	NR		USD	16		(57)	(1,590)	1,533
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	NR		USD	11		(297)	(1,290)	993
CMBX.NA.10.BBB-	3.00%	Monthly	JPMorgan Securities LLC	11/17/59	NR		USD	5		(164)	(417)	253
CMBX.NA.6.BBB-	3.00%	Monthly	Credit Suisse International	05/11/63	BBB-		USD	20		(1,684)	(1,541)	(143)

										$(3,991)	$(11,112)	$7,121

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3.27%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	05/16/21	USD	550	$(19,091)	$—	$(19,091)
1 day BZDIOVER	At Termination	6.35%	At Termination	JPMorgan Chase Bank NA	01/02/23	BRL	1,286	3,599	—	3,599
1 day BZDIOVER	At Termination	8.27%	At Termination	JPMorgan Chase Bank NA	01/02/23	BRL	850	17,719	—	17,719
		28 day
5.73%	Monthly	MXIBTIIE	Monthly	Bank of America NA	01/03/25	MXN	940	1,807	—	1,807
28 day
MXIBTIIE	Monthly	6.43%	Monthly	Bank of America NA	06/06/25	MXN	836	(340)	—	(340)
28 day
MXIBTIIE	Monthly	6.33%	Monthly	Citibank NA	07/17/25	MXN	1,010	(654)	—	(654)
		28 day
6.31%	Monthly	MXIBTIIE	Monthly	Deutsche Bank AG	08/11/25	MXN	3,807	2,708	—	2,708
28 day
MXIBTIIE	Monthly	6.27%	Monthly	Bank of America NA	12/05/25	MXN	116	(101)	—	(101)

								$5,647	$—	$5,647

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.02%
1 month HICPXT	Harmonized Index Of Consumer Prices Excluding Tobacco	0.19%
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	8.00%
3 month LIBOR	London Interbank Offered Rate	2.09%
6 month GBP LIBOR	London Interbank Offered Rate	0.83%

33

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Balanced Capital Portfolio

Glossary of Terms Used in this Report

Currency

ARS	Argentine Peso

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

COP	Colombian Peso

EGP	Egyptian Pound

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NGN	Nigerian Naira

NOK	Norwegian Krone

NZD	New Zealand Dollar

RUB	New Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

TRY	Turkish Lira

TWD	Taiwan New Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviations

ABS	Asset-Backed Security

ADR	American Depositary Receipts

BZDIOVER	Overnight Brazil CETIP — Interbank Rate

CLO	Collateralized Loan Obligation

CSMC	Credit Suisse Mortgage Capital

CWABS	Countrywide Asset-Backed Certificates

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

MXIBTIIE	Mexico Interbank TIIE 28-Day

OTC	Over-the-counter

PIK	Payment-In-Kind

RB	Revenue Bonds

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

TBA	To-be-announced

VRDN	Variable Rate Demand Notes

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$16,248,644	$1,450,859	$17,699,503
Common Stocks (a)	287,902,878	—	—	287,902,878

34

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Balanced Capital Portfolio

	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$61,251,804	$—	$61,251,804
Foreign Agency Obligations (a)	—	846,809	—	846,809
Foreign Government Obligations (a)	—	5,240,217	—	5,240,217
Investment Companies	1,253,717	—	—	1,253,717
Municipal Bonds	—	9,918,686	—	9,918,686
Non-Agency Mortgage-Backed Securities	—	9,866,513	610,007	10,476,520
Capital Trusts (a)	—	736,314	—	736,314
U.S. Government Sponsored Agency Securities	—	100,216,878	—	100,216,878
U.S. Treasury Obligations	—	23,400,384	—	23,400,384
Short-Term Securities:
Borrowed Bond Agreements	—	1,949,399	—	1,949,399
Foreign Government Obligations (a)	—	122,342	—	122,342
Money Market Funds	9,951,377	—	—	9,951,377
Options Purchased:
Foreign currency exchange contracts	—	36,476	—	36,476
Interest rate contracts	—	25,885	—	25,885
Liabilities:
Investments:
Borrowed Bonds	—	(1,947,615)	—	(1,947,615)
TBA Sale Commitments	—	(27,423,512)	—	(27,423,512)

Subtotal	$299,107,972	$200,489,224	$2,060,866	$501,658,062

Investments Valued at Net Asset Value (“NAV”) (b)				8,587,641

Total Investments				$510,245,703

Derivative Financial Instruments (c)
Assets:
Credit contracts	$—	$11,824	$—	$11,824
Foreign currency exchange contracts	—	290,521	—	290,521
Interest rate contracts	144,344	63,710	—	208,054
Other contracts	—	4,165	—	4,165
Liabilities:
Credit contracts	—	(15,076)	—	(15,076)
Equity contracts	(134,695)	—	—	(134,695)
Foreign currency exchange contracts	—	(221,646)	—	(221,646)
Interest rate contracts	(211,619)	(33,735)	—	(245,354)
Other contracts	—	(2,132)	—	(2,132)

	$(201,970)	$97,631	$—	$(104,339)

(a)	See above Schedule of Investments for values in each industry or country.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

35